UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2018 to November 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2018
Classes A, I, R and R6

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Voya Target In-Retirement Fund

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Voya Target Retirement 2020 Fund

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Voya Target Retirement 2025 Fund

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Voya Target Retirement 2030 Fund

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Voya Target Retirement 2035 Fund

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Voya Target Retirement 2040 Fund

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Voya Target Retirement 2045 Fund

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Voya Target Retirement 2050 Fund

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Voya Target Retirement 2055 Fund

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Voya Target Retirement 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, and instructions are provided, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you are viewing this document online or did not receive instructions and you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available: on www.voyainvesments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Setting Sail for the New Year
Dear Shareholder,
Recent economic and geopolitical developments have given investors reasons to be cautious as we head towards year-end. The investment implications of this environment will be with us for a while as the markets vacillate between views of a soft landing and a recession. Plenty of concerns remain and markets will be collecting, weighing and balancing the data, as they always do.
Though we believe the economic background seems supportive, the financial markets have been turbulent as investors struggle with risks of slowing global growth and corporate earnings in 2019, the prospect of higher interest rates from the U.S. Federal Reserve Board (“Fed”) and the ongoing uncertainties of U.S. trade relations and geopolitical tensions.
As we look ahead to 2019, we expect economic and earnings growth to slow but not stall. By most measures, the economy looks quite strong, in our opinion. Inflation is at the Fed’s target level, the unemployment rate stands at multi-decade lows, manufacturing activity is robust and consumer spending has been resilient. In our view, recession risks still appear low in the United States, the euro zone and Japan. We believe that emerging markets growth potentially could remain at current levels or accelerate a bit.
We do not think investors should view current conditions as a reason to alter their long-term investment strategies. In our view, it is not advisable to abandon diversified positions seeking to sidestep impending risks, or to crowd into areas of strong returns to seek to avoid losses. Instead, we believe investors should continue to spread their exposure across multiple asset classes, sectors and regions, to mitigate concentration risk. In our view, the best response remains to have a plan, diversify and carefully discuss any contemplated portfolio changes with your financial advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 21, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended November 30, 2018

As our new fiscal year commenced, the market turmoil in early 2018 was still fresh in the memory. Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, had suffered its first monthly loss in February after 15 consecutive monthly gains. Another loss followed in March and by the end of May, the Index was up a slim 0.95% in 2018. The next four months saw the Index gain 5.6%, led by the U.S., as investors seemed resilient in the face of the worries that had set them back. However, in October the clouds gathered again, markets retreated, and a small, uneven recovery in November left the Index down 0.42% for the fiscal half-year. (The Index returned -1.67% for the six-months ended November 30, 2018, measured in U.S. dollars.)
It had been the prospect of an imminent rise in U.S. interest rates that had roiled markets in February. Then, in March, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which would take effect at the beginning of June.
Concerns about a trade war and rising U.S. interest rates continued throughout the period. After months of threats, the trade war risk was ratcheted up on September 17th when the President announced tariffs of 10% on Chinese imports, including day-to-day consumer goods, valued at some $200 billion. The rate would increase to 25% at the beginning of 2019. The next day, China replied with 5% to 10% tariffs of its own on $60 billion of U.S. exports. Yet investors seemed skeptical that lasting damage would result.
Interest rate concerns were rooted in the ever-strengthening labor market. The Federal Open Market Committee (“FOMC”) was already committed to policy “normalization”, i.e. a retreat from historically low short-term rates. There was nothing in successive employment reports likely to divert them. The October report announced an unemployment rate of 3.68%, the lowest since 1969. In September, the FOMC raised rates for the third time this year, from 2.00% to 2.25%, with another in December now likely.
The pressure on long-term interest rates, driven by inflationary expectations, was less intense. Accelerating wage growth in a tight labor market should constitute an inflationary threat. Wage growth was edging up, and while the 3.1% year-over-year rate shown in the November employment report was the highest since 2009, it did not seem particularly dangerous. The inflation measure preferred by the Federal Reserve Board (“Fed”): core Personal Consumption Expenditures inflation, hovered around the target level of 2.0% without breaking through. But as September ended, the 10-year Treasury yield, unable earlier in 2018 to hold a level above 3%, had done so for nine straight days.
Perhaps it was the speed of rising Treasury yields: 2.88% to 3.23% in 22 days to October 5, which shook investors’ confidence, and Fed Chairman Powell’s remark on October 4 that the federal funds rate was “a long way from neutral”. Commentators increasingly fretted that the best days of global growth and corporate profits were over, and a further deterioration in trade tensions could only weaken both. Growth in Europe and China was declining. In the U.S., the boost from tax cuts and increased government spending would fade. For corporations, costs were rising and the strong dollar was depressing overseas earnings. And the expansion was already the second longest on record.
In U.S. fixed income markets, the Treasury yield curve rose and flattened over the fiscal half-year. In August the excess of the 10-year yield over the two-year shrank to just 0.18%, the lowest in over 11 years and close to yield curve inversion, before ending November at 0.21%. The Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) lost 0.30%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index 1.25%, amid heavy issuance of BBB paper. But the Bloomberg Barclays High Yield Bond  — 2% Issuer Constrained Composite Index not a part of the Barclays Aggregate) edged up 0.30%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 3.02%. But this included a 4.85% jump in the last week of November, the largest weekly increase in seven years, fueled by hopes of a breakthrough on trade at the upcoming G20 meetings, and by more soothing language from Chairman Powell on the prospects for rate increases. The earnings per share of constituent companies grew by about 25% year-over-year in the first three quarters of 2018, the most since 2010. Health care was the top performer, up 16.27%. Energy was the weakest sector, down 11.57%, the price of a barrel of oil having fallen by about one third since early October.
In currencies, the dollar rose 3.30% against the euro, 4.29% against the pound and 4.36% against the yen. From mid-April, after sustained weakness, dollar strength returned, as strong U.S. economic data increasingly left the rest of the world behind.
International markets had been shaken by the upsurge in volatility in early 2018 and were again in October on the concerns described above. MSCI Japan® Index fell 2.92% for the fiscal half-year, after a 9% slump in October. This market is sensitive to slowing global growth, particularly in China and its own vulnerability to a trade war. MSCI Europe ex UK® Index dropped 4.84%. Political worries resurfaced in Italy with the election of a high-spending populist government, to add to those caused by cooling economic indicators and threats to global trade. MSCI UK® Index slumped 6.87%. Pessimism about the Brexit outcome and global growth, together with falling oil prices hit the financials, energy and materials sectors. Specific weakness in one heavily weighted consumer staples constituent added to the losses.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index,
S&P Target Date 2025 Index,
S&P Target Date 2030 Index,
S&P Target Date 2035 Index,
S&P Target Date 2040 Index,
S&P Target Date 2045 Index,
S&P Target Date 2050 Index,
S&P Target Date 2055 Index, and
S&P Target Date 2060+ Index	Each index seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and beyond the 2060 retirement horizon, respectively.

Voya Target Retirement Funds	Portfolio Managers’ Report

The Voya Target Retirement Funds consist of Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya Target In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective* by investing in a combination of other funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA and Chief Investment Officer and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.
The Funds seek to achieve their respective investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make initial withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches its target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, whose target allocation among the Underlying Funds is approximately 35% equity securities and 65% debt instruments.
Portfolio Specifics: For the six-month period ended November 30, 2018, with the exception of Voya Target Retirement 2020 Fund, the Funds underperformed their benchmarks, the S&P Target Date Indices. For the six-month period ended November 30, 2018, Voya Target Retirement 2020 Fund slightly outperformed.
For the six-month period ending November 30, 2018, Underlying Fund performance detracted from performance. The Underlying Funds with top performance relative to their benchmark include Voya Large Cap Growth Fund, Voya U.S. High Dividend Low Volatility Fund and Voya Intermediate Bond Fund. Underlying Funds with worst performance relative to their benchmark include Voya Multi-Manager Mid Cap Value Fund, Voya Multi-Manager Emerging Markets Fund and Voya Multi-Manager International Fund.
Asset Allocation: We made a number of asset allocation moves within the Funds over the six-month period ending November 30, 2018. At the beginning of the reporting period, all Funds were overweight equities with a concentration in domestic large cap equities, offset by underweight allocations in core fixed income and real estate.
In June, the Funds enacted an underweight position to emerging market equities, splitting the proceeds between U.S. large cap equities and short duration bonds in varying degrees across the suite. At the time of the trade, we found the valuation of emerging market equities was not providing sufficient support against a worsening business outlook or renewed political uncertainty in the region. In addition, as the U.S. economy shows signs of strengthening, we believe the hawkish tone from the U.S. Federal Reserve Board (“Fed”) at the June meeting could continue.
In July, the Funds exited from high yield, reallocating the assets to core U.S. fixed income and short duration bonds. This is a tactical view that represents de-risking fixed income positions, as we believe we are in a late-credit cycle and late-business cycle.
In September, the Funds further reduced its exposure to emerging market equities in favor of domestic large-cap equities. At the time of the trade, emerging market equities were entrenched in a bear market, having experienced a -20% correction from its most recent peak. At these levels, we believe the valuation is still in line with its five-year average and capable of another leg lower before valuation becomes attractive. On the fundamental side, data from China continued to show weakness through the summer, and copper prices and global ISM continues to slip.
In October, two trades were placedby the Funds. With the first trade, the Funds increased duration, buying long bonds funded by reducing core U.S. fixed income. With the second trade, the Funds reduced their short bonds exposure and allocated to emerging market equities, lessening our tactical underweight to that asset class.
In November, the Funds reduced its risk exposure, selling equities into core U.S. fixed income. At the time of the trade, fundamental indicators were showing U.S. joining the rest of the world in a growth slowdown.
Overall, short-term asset allocation moves (with the exception of Voya Target In-Retirement Fund) had a positive impact on performance during the reporting period. Voya Target In-Retirement Fund had a small loss due to short-term asset allocation moves.

Portfolio Managers’ Report	Voya Target Retirement Funds

Current Strategy and Outlook: As year-end approaches and we move into 2019, we believe economic and earnings growth will slow but not stall. By most measures, we believe the economy looks quite strong. Inflation is at the Fed’s target, the unemployment rate stands at multi-decade lows, and it is our belief that manufacturing activity is robust and consumer spending has been resilient. Against this backdrop, we believe a December rate hike is highly probable. This would be the eighth quarter-point increase over the last two years, and would bring the target rate to 2.25 – 2.50%. With nominal GDP growth running at 5.4% and more hikes projected next year, we believe it will be difficult for the economy to find the fuel needed to power higher levels of output.
Similarly, we believe earnings growth are unlikely to increase much, if at all. Third-quarter 2018 earnings for the S&P 500® grew by 28.3%, the third straight quarter of earnings growth in excess of 20%. Margins are razor thin after years, in large part, to the diligent cutting of corporate costs. Therefore, we believe incremental gains from here will need to come from the top line, which will be difficult to generate given the limited domestic economic potential. In our opinion, there is more hope that growth abroad can surprise to the upside.
The euro zone and Japan both disappointed in 2018, but we believe there are signs that activity should remain above trend next year. We believe the European Central Bank will keep monetary conditions very accommodative for at least the first half of 2019. In our view, this should help tighten labor markets, allow higher real wages and improve consumer and business confidence. We believe Italy will stay with the euro. In our view, fallout from Brexit, if it does occur, will be largely contained to the U.K. We believe Japan may have a tougher road ahead, as Prime Minister Abe confirmed plans to raise the value added tax from 8% to 10% in October. On the other hand, Bank of Japan Governor Kuroda recently stated Japan is too far from its inflation target to consider raising rates, which we believe should cushion some of the fiscal shock. Should a bull case play out, we believe U.S. multinational corporations could benefit from their overseas sales. If the status quo continues, we believe U.S. multinationals should be more insulated than international equities. As a result, we maintain an overweight to U.S. large cap stocks.
U.S.-Sino trade frictions have severely hindered emerging market activity, in our opinion. With no clear sign that the two countries will resolve their differences anytime soon, we believe emerging markets (“EM”) hopes rest on China’s ability to stimulate its economy and on U.S. dollar stability. We believe any pause in Fed rate hike projections would provide a much-needed lift to local currencies. The International Monetary Fund forecasts EM to move higher by 2020. Since we believe the odds for a flat to weak dollar are better than even and valuations are relatively attractive, our portfolios continue to hold an overweight to the EM equity asset class.
Recently, when the 10-year U.S. Treasury yield was well above 3%, we added back some duration into our fixed income portfolios, to bring our underweight close to neutral. This tactical position contributed to performance during the most recent bout of volatility as long rates declined. On the credit side, we prefer quality given the very narrow spreads currently offered, the build-up in corporate credit and the mature stage of the credit cycle.

*
Please see the Prospectus for each Fund’s respective investment objective.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Target Retirement Funds	Portfolio Managers’ Report

Average Total Returns for the Period Ended November 30, 2018
Voya Target In-Retirement Fund, Class I	-0.64%
S&P Target Date Retirement Income Index	-0.63%
Voya Target Retirement 2020 Fund, Class I	-0.94%
S&P Target Date 2020 Index	-0.96%
Voya Target Retirement 2025 Fund, Class I	-1.24%
S&P Target Date 2025 Index	-1.19%
Voya Target Retirement 2030 Fund, Class I	-1.70%
S&P Target Date 2030 Index	-1.45%
Voya Target Retirement 2035 Fund, Class I	-1.77%
S&P Target Date 2035 Index	-1.71%
Voya Target Retirement 2040 Fund, Class I	-2.21%
S&P Target Date 2040 Index	-1.89%
Voya Target Retirement 2045 Fund, Class I	-2.41%
S&P Target Date 2045 Index	-2.03%
Voya Target Retirement 2050 Fund, Class I	-2.65%
S&P Target Date 2050 Index	-2.12%
Voya Target Retirement 2055 Fund, Class I	-2.63%
S&P Target Date 2055 Index	-2.15%
Voya Target Retirement 2060+ Fund, Class I	-2.63%
S&P Target Date 2060+ Index	-2.06%

Target Asset Allocation(1)
Sub Asset Class	Income	2020	2025	2030	2035	2040	2045	2050	2055	2060
US Large Blend	9.5%	14.0%	17.0%	23.0%	26.0%	26.5%	28.0%	28.5%	28.5%	28.5%
US Large Growth	5.0%	6.0%	7.5%	7.5%	8.5%	9.0%	10.0%	10.0%	10.0%	10.0%
US Large Value	5.0%	6.0%	7.5%	7.5%	8.5%	9.0%	10.0%	10.0%	10.0%	10.0%
US Mid Cap Blend	2.0%	2.0%	3.5%	4.0%	5.0%	6.0%	7.0%	7.0%	7.0%	7.0%
US Small Cap	0.0%	1.0%	2.0%	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	3.0%
International	7.0%	11.0%	14.0%	19.0%	21.0%	23.0%	24.0%	25.0%	25.0%	25.0%
Emerging Markets	2.0%	2.5%	4.0%	5.0%	6.0%	6.5%	7.0%	7.5%	7.5%	7.5%
US Real Estate	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Global Real Estate	1.0%	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Commodities	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Core Fixed Income	40.0%	32.75%	26.75%	23.0%	14.0%	9.0%	5.25%	5.0%	5.0%	5.0%
Senior Debt	5.0%	5.0%	5.0%	4.0%	4.0%	3.0%	1.75%	0.0%	0.0%	0.0%
International Bonds	3.0%	3.0%	3.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
TIPS	7.0%	5.0%	2.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Short Duration	11.0%	8.25%	4.25%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%
Long Govt Bonds	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%
Total Equity	33.0%	45.0%	58.0%	71.0%	80.0%	86.0%	92.0%	94.0%	94.0%	94.0%
Total Fixed Income	67.0%	55.0%	42.0%	29.0%	20.0%	14.0%	8.0%	6.0%	6.0%	6.0%
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(1)
Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 to November 30, 2018. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2018**	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2018**
Voya Target In-Retirement Fund
Class A	$1,000.00	$991.70	0.75%	$3.74	$1,000.00	$1,021.31	0.75%	$3.80
Class I	1,000.00	993.60	0.43	2.15	1,000.00	1,022.91	0.43	2.18
Class R	1,000.00	989.00	1.00	4.99	1,000.00	1,020.05	1.00	5.06
Class R6	1,000.00	993.60	0.43	2.15	1,000.00	1,022.91	0.43	2.18
Voya Target Retirement 2020 Fund
Class A	$1,000.00	$989.70	0.72%	$3.59	$1,000.00	$1,021.46	0.72%	$3.65
Class I	1,000.00	990.60	0.43	2.15	1,000.00	1,022.91	0.43	2.18
Class R	1,000.00	984.50	0.97	4.83	1,000.00	1,020.21	0.97	4.91
Class R6	1,000.00	990.60	0.43	2.15	1,000.00	1,022.91	0.43	2.18
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$985.90	0.71%	$3.53	$1,000.00	$1,021.51	0.71%	$3.60
Class I	1,000.00	987.60	0.46	2.29	1,000.00	1,022.76	0.46	2.33
Class R	1,000.00	980.10	0.96	4.77	1,000.00	1,020.26	0.96	4.86
Class R6	1,000.00	987.60	0.42	2.09	1,000.00	1,022.96	0.42	2.13

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2018**	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2018**
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$982.10	0.72%	$3.58	$1,000.00	$1,021.46	0.72%	$3.65
Class I	1,000.00	983.00	0.46	2.29	1,000.00	1,022.76	0.46	2.33
Class R	1,000.00	974.90	0.97	4.80	1,000.00	1,020.21	0.97	4.91
Class R6	1,000.00	982.90	0.43	2.14	1,000.00	1,022.91	0.43	2.18
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$979.80	0.73%	$3.62	$1,000.00	$1,021.41	0.73%	$3.70
Class I	1,000.00	982.30	0.42	2.09	1,000.00	1,022.96	0.42	2.13
Class R	1,000.00	971.90	0.98	4.84	1,000.00	1,020.16	0.98	4.96
Class R6	1,000.00	981.40	0.42	2.09	1,000.00	1,022.96	0.42	2.13
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$977.00	0.73%	$3.62	$1,000.00	$1,021.41	0.73%	$3.70
Class I	1,000.00	977.90	0.44	2.18	1,000.00	1,022.86	0.44	2.23
Class R	1,000.00	967.80	0.98	4.83	1,000.00	1,020.16	0.98	4.96
Class R6	1,000.00	978.70	0.41	2.03	1,000.00	1,023.01	0.41	2.08
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$974.30	0.76%	$3.76	$1,000.00	$1,021.26	0.76%	$3.85
Class I	1,000.00	975.90	0.41	2.03	1,000.00	1,023.01	0.41	2.08
Class R	1,000.00	964.40	1.01	4.97	1,000.00	1,020.00	1.01	5.11
Class R6	1,000.00	975.90	0.41	2.03	1,000.00	1,023.01	0.41	2.08
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$971.80	0.75%	$3.71	$1,000.00	$1,021.31	0.75%	$3.80
Class I	1,000.00	973.50	0.43	2.13	1,000.00	1,022.91	0.43	2.18
Class R	1,000.00	962.80	1.00	4.92	1,000.00	1,020.05	1.00	5.06
Class R6	1,000.00	973.50	0.40	1.98	1,000.00	1,023.06	0.40	2.03
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$972.00	0.79%	$3.91	$1,000.00	$1,021.11	0.79%	$4.00
Class I	1,000.00	973.70	0.41	2.03	1,000.00	1,023.01	0.41	2.08
Class R	1,000.00	962.30	1.04	5.12	1,000.00	1,019.85	1.04	5.27
Class R6	1,000.00	973.70	0.41	2.03	1,000.00	1,023.01	0.41	2.08
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$972.00	0.73%	$3.61	$1,000.00	$1,021.41	0.73%	$3.70
Class I	1,000.00	973.70	0.41	2.03	1,000.00	1,023.01	0.41	2.08
Class R	1,000.00	962.40	0.98	4.82	1,000.00	1,020.16	0.98	4.96
Class R6	1,000.00	973.70	0.41	2.03	1,000.00	1,023.01	0.41	2.08

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2018 (Unaudited)

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$4,490,206	$5,860,759	$10,627,233	$7,933,374
Investments in unaffiliated underlying funds at fair value**	2,487,658	2,917,633	4,684,886	4,063,482
Cash	12,921	13,914	26,672	18,276
Receivables:
Investments in affiliated underlying funds sold	2,147	—	12,706	—
Investments in unaffiliated underlying funds sold	856	—	4,760	—
Fund shares sold	1,555	8,545	6,454	10,736
Other assets	47	70	76	75
Total assets	6,995,390	8,800,921	15,362,787	12,025,943
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	6,622	—	8,078
Payable for investments in unaffiliated underlying funds purchased	—	1,922	—	2,657
Payable for fund shares redeemed	4,561	—	23,923	—
Payable for unified fees	2,796	3,431	5,309	4,717
Payable for distribution and shareholder service fees	430	573	855	794
Payable to trustees under the deferred compensation plan (Note 6)	47	70	76	75
Other accrued expenses and liabilities	349	33	49	133
Total liabilities	8,183	12,651	30,212	16,454
NET ASSETS	$6,987,207	$8,788,270	$15,332,575	$12,009,489
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$6,959,203	$8,715,971	$15,229,001	$11,755,023
Total distributable earnings	28,004	72,299	103,574	254,466
NET ASSETS	$6,987,207	$8,788,270	$15,332,575	$12,009,489
* Cost of investments in affiliated underlying funds	$4,561,271	$5,991,492	$10,794,477	$8,069,595
** Cost of investments in unaffiliated underlying funds	$2,530,117	$2,962,516	$4,731,980	$4,111,678
Class A
Net assets	$2,047,388	$2,807,305	$3,456,765	$3,884,652
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	189,768	244,605	291,757	322,361
Net asset value and redemption price per share†	$10.79	$11.48	$11.85	$12.05
Maximum offering price per share (5.75%)(1)	$11.45	$12.18	$12.57	$12.79
Class I
Net assets	$69,388	$795,669	$95,543	$155,569
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,403	68,929	8,025	12,845
Net asset value and redemption price per share	$10.84	$11.54	$11.91	$12.11
Class R
Net assets	$2,966	$2,954	$363,691	$16,127
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	275	258	30,727	1,340
Net asset value and redemption price per share	$10.78	$11.46	$11.84	$12.04
Class R6
Net assets	$4,867,465	$5,182,342	$11,416,576	$7,953,141
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	449,251	448,771	959,733	657,114
Net asset value and redemption price per share	$10.83	$11.55	$11.90	$12.10

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2018 (Unaudited)

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$7,098,247	$4,566,823	$4,824,394	$3,068,461
Investments in unaffiliated underlying funds at fair value**	4,353,663	3,282,960	4,031,230	2,652,351
Cash	21,248	10,767	20,874	9,333
Receivables:
Investments in affiliated underlying funds sold	25,461	—	24,304	—
Investments in unaffiliated underlying funds sold	10,526	—	10,792	—
Fund shares sold	3,381	3,919	14,904	9,772
Dividends	—	1,579	—	—
Other assets	61	38	43	33
Total assets	11,512,587	7,866,086	8,926,541	5,739,950
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	3,985	—	6,718
Payable for investments in unaffiliated underlying funds purchased	—	995	—	3,054
Payable for fund shares redeemed	39,368	517	50,000	—
Payable for unified fees	4,665	2,877	3,509	2,059
Payable for distribution and shareholder service fees	482	455	387	431
Payable to trustees under the deferred compensation plan (Note 6)	61	38	43	33
Other accrued expenses and liabilities	217	214	232	151
Total liabilities	44,793	9,081	54,171	12,446
NET ASSETS	$11,467,794	$7,857,005	$8,872,370	$5,727,504
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,257,824	$7,790,595	$8,732,868	$5,670,777
Total distributable earnings	209,970	66,410	139,502	56,727
NET ASSETS	$11,467,794	$7,857,005	$8,872,370	$5,727,504
* Cost of investments in affiliated underlying funds	$7,257,705	$4,725,523	$4,961,881	$3,208,536
** Cost of investments in unaffiliated underlying funds	$4,376,969	$3,322,538	$4,051,681	$2,691,827
Class A
Net assets	$2,378,320	$2,262,654	$1,917,482	$2,143,648
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	196,347	183,498	153,557	172,672
Net asset value and redemption price per share†	$12.11	$12.33	$12.49	$12.41
Maximum offering price per share (5.75%)(1)	$12.85	$13.08	$13.25	$13.17
Class I
Net assets	$663,279	$98,414	$81,766	$118,396
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	54,461	7,941	6,516	9,497
Net asset value and redemption price per share	$12.18	$12.39	$12.55	$12.47
Class R
Net assets	$2,916	$2,904	$2,894	$2,888
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	241	236	232	233
Net asset value and redemption price per share	$12.10	$12.32	$12.47	$12.41
Class R6
Net assets	$8,423,279	$5,493,033	$6,870,228	$3,462,572
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	0.001	$0.001	$0.001
Shares outstanding	692,479	443,481	547,477	277,733
Net asset value and redemption price per share	$12.16	$12.39	$12.55	$12.47

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2018 (Unaudited)

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$2,393,190	$1,327,514
Investments in unaffiliated underlying funds at fair value**	2,064,577	1,147,671
Cash	12,747	4,020
Receivables:
Fund shares sold	5,557	8,032
Other assets	30	22
Total assets	4,476,101	2,487,259
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,820	5,522
Payable for investments in unaffiliated underlying funds purchased	1,737	2,510
Payable for unified fees	1,823	1,026
Payable for distribution and shareholder service fees	277	223
Payable to trustees under the deferred compensation plan (Note 6)	30	22
Other accrued expenses and liabilities	518	178
Total liabilities	8,205	9,481
NET ASSETS	$4,467,896	$2,477,778
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$4,292,699	$2,293,726
Total distributable earnings	175,197	184,052
NET ASSETS	$4,467,896	$2,477,778
* Cost of investments in affiliated underlying funds	$2,431,096	$1,335,585
** Cost of investments in unaffiliated underlying funds	$2,050,881	$1,121,131
Class A
Net assets	$1,360,681	$1,098,429
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	108,732	93,086
Net asset value and redemption price per share†	$12.51	$11.80
Maximum offering price per share (5.75%)(1)	$13.27	$12.52
Class I
Net assets	$81,983	$124,151
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,522	10,492
Net asset value and redemption price per share	$12.57	$11.83
Class R
Net assets	$2,887	$2,888
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	231	245
Net asset value and redemption price per share	$12.50	$11.79
Class R6
Net assets	$3,022,345	$1,252,310
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	240,518	105,771
Net asset value and redemption price per share	$12.57	$11.84

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2018 (Unaudited)

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$56,521	$66,825	$84,533	$59,276
Dividends from unaffiliated underlying funds	27,653	30,427	32,664	27,087
Total investment income	84,174	97,252	117,197	86,363
EXPENSES:
Unified fees	13,525	17,385	25,043	21,559
Distribution and shareholder service fees:
Class A	2,731	3,500	4,288	4,671
Class R	7	7	293	29
Transfer agent fees:
Class A	743	516	621	722
Class I	—	11	17	22
Class R	1	1	21	2
Trustee fees and expenses	1,381	1,430	1,468	1,446
Total expenses	18,388	22,850	31,751	28,451
Waived and reimbursed fees	(341)	(109)	—	—
Net expenses	18,047	22,741	31,751	28,451
Net investment income	66,127	74,511	85,446	57,912
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(18,281)	(7,684)	(9,944)	22,397
Sale of unaffiliated underlying funds	(3,496)	2,797	(8,854)	17,903
Net realized gain (loss)	(21,777)	(4,887)	(18,798)	40,300
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(40,934)	(101,928)	(184,347)	(221,983)
Unaffiliated underlying funds	(50,930)	(59,611)	(70,128)	(95,196)
Net change in unrealized appreciation (depreciation)	(91,864)	(161,539)	(254,475)	(317,179)
Net realized and unrealized loss	(113,641)	(166,426)	(273,273)	(276,879)
Decrease in net assets resulting from operations	$(47,514)	$(91,915)	$(187,827)	$(218,967)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2018 (Unaudited)

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$42,334	$26,533	$18,121	$10,020
Dividends from unaffiliated underlying funds	25,896	19,590	22,034	15,977
Total investment income	68,230	46,123	40,155	25,997
EXPENSES:
Unified fees	19,385	14,445	15,260	10,822
Distribution and shareholder service fees:
Class A	2,863	2,805	2,272	2,401
Class R	7	7	7	7
Transfer agent fees:
Class A	720	831	943	983
Class I	15	14	—	15
Class R	1	1	1	1
Trustee fees and expenses	1,431	1,383	1,391	1,361
Total expenses	24,422	19,486	19,874	15,590
Waived and reimbursed fees	(391)	(1,013)	(973)	(1,387)
Net expenses	24,031	18,473	18,901	14,203
Net investment income	44,199	27,650	21,254	11,794
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	22,886	15,660	27,551	39,374
Sale of unaffiliated underlying funds	7,822	23,568	31,474	36,685
Net realized gain	30,708	39,228	59,025	76,059
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(216,954)	(196,232)	(223,393)	(198,455)
Unaffiliated underlying funds	(66,037)	(82,369)	(93,974)	(88,418)
Net change in unrealized appreciation (depreciation)	(282,991)	(278,601)	(317,367)	(286,873)
Net realized and unrealized loss	(252,283)	(239,373)	(258,342)	(210,814)
Decrease in net assets resulting from operations	$(208,084)	$(211,723)	$(237,088)	$(199,020)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2018 (Unaudited)

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$7,400	$4,162
Dividends from unaffiliated underlying funds	11,236	6,208
Total investment income	18,636	10,370
EXPENSES:
Unified fees	8,090	4,600
Distribution and shareholder service fees:
Class A	1,687	1,345
Class R	7	7
Transfer agent fees:
Class A	844	359
Class R	2	1
Trustee fees and expenses	1,341	1,314
Total expenses	11,971	7,626
Waived and reimbursed fees	(1,340)	(1,183)
Net expenses	10,631	6,443
Net investment income	8,005	3,927
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	18,154	12,709
Sale of unaffiliated underlying funds	19,943	10,873
Net realized gain	38,097	23,582
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(122,098)	(71,524)
Unaffiliated underlying funds	(49,771)	(26,494)
Net change in unrealized appreciation (depreciation)	(171,869)	(98,018)
Net realized and unrealized loss	(133,772)	(74,436)
Decrease in net assets resulting from operations	$(125,767)	$(70,509)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2020 Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$66,127	$77,435	$74,511	$110,414
Net realized gain (loss)	(21,777)	118,310	(4,887)	253,543
Net change in unrealized appreciation (depreciation)	(91,864)	(84,960)	(161,539)	(129,402)
Increase (decrease) in net assets resulting from operations	(47,514)	110,785	(91,915)	234,555
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	—	(52,594)	—	(73,603)
Class I	—	(2,896)	—	(38,341)
Class R6	—	(110,737)	—	(158,790)
Total distributions	—	(166,227)	—	(270,734)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,001,263	3,190,087	2,905,815	4,796,014
Reinvestment of distributions	—	166,227	—	270,734
	2,001,263	3,356,314	2,905,815	5,066,748
Cost of shares redeemed	(709,651)	(187,763)	(2,092,500)	(370,349)
Net increase in net assets resulting from capital share transactions	1,291,612	3,168,551	813,315	4,696,399
Net increase in net assets	1,244,098	3,113,109	721,400	4,660,220
NET ASSETS:
Beginning of year or period	5,743,109	2,630,000	8,066,870	3,406,650
End of year or period	$6,987,207	$5,743,109	$8,788,270	$8,066,870

(1)
Certain prior period amounts have been reclassified to conform to the current year presentation (Note 11).

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2025 Fund		Voya Target Retirement 2030 Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$85,446	$129,657	$57,912	$110,806
Net realized gain (loss)	(18,798)	348,450	40,300	417,746
Net change in unrealized appreciation (depreciation)	(254,475)	(116,704)	(317,179)	(106,865)
Increase (decrease) in net assets resulting from operations	(187,827)	361,403	(218,967)	421,687
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	—	(94,798)	—	(71,398)
Class I	—	(4,292)	—	(3,809)
Class R6	—	(221,145)	—	(205,999)
Total distributions	—	(320,235)	—	(281,206)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,950,905	6,877,245	4,692,824	4,466,870
Reinvestment of distributions	—	320,235	—	281,206
	5,950,905	7,197,480	4,692,824	4,748,076
Cost of shares redeemed	(1,038,275)	(409,782)	(1,189,286)	(601,293)
Net increase in net assets resulting from capital share transactions	4,912,630	6,787,698	3,503,538	4,146,783
Net increase in net assets	4,724,803	6,828,866	3,284,571	4,287,264
NET ASSETS:
Beginning of year or period	10,607,772	3,778,906	8,724,918	4,437,654
End of year or period	$15,332,575	$10,607,772	$12,009,489	$8,724,918

(1)
Certain prior period amounts have been reclassified to conform to the current year presentation (Note 11).

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2035 Fund		Voya Target Retirement 2040 Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$44,199	$88,414	$27,650	$47,530
Net realized gain	30,708	412,309	39,228	256,339
Net change in unrealized appreciation (depreciation)	(282,991)	(98,038)	(278,601)	(61,585)
Increase (decrease) in net assets resulting from operations	(208,084)	402,685	(211,723)	242,284
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	—	(67,140)	—	(68,705)
Class I	—	(39,263)	—	(4,843)
Class R6	—	(183,392)	—	(87,293)
Total distributions	—	(289,795)	—	(160,841)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,727,560	4,282,333	4,791,571	3,400,068
Reinvestment of distributions	—	289,795	—	160,841
	6,727,560	4,572,128	4,791,571	3,560,909
Cost of shares redeemed	(2,078,861)	(1,163,573)	(1,506,115)	(749,050)
Net increase in net assets resulting from capital share transactions	4,648,699	3,408,555	3,285,456	2,811,859
Net increase in net assets	4,440,615	3,521,445	3,073,733	2,893,302
NET ASSETS:
Beginning of year or period	7,027,179	3,505,734	4,783,272	1,889,970
End of year or period	$11,467,794	$7,027,179	$7,857,005	$4,783,272

(1)
Certain prior period amounts have been reclassified to conform to the current year presentation (Note 11).

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2045 Fund		Voya Target Retirement 2050 Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$21,254	$51,527	$11,794	$31,986
Net realized gain	59,025	284,928	76,059	199,332
Net change in unrealized appreciation (depreciation)	(317,367)	(22,924)	(286,873)	(38,472)
Increase (decrease) in net assets resulting from operations	(237,088)	313,531	(199,020)	192,846
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	—	(58,879)	—	(52,662)
Class I	—	(4,505)	—	(5,675)
Class R6	—	(121,817)	—	(73,247)
Total distributions	—	(185,201)	—	(131,584)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,526,409	2,479,745	3,561,069	2,179,627
Reinvestment of distributions	—	185,201	—	131,584
	5,526,409	2,664,946	3,561,069	2,311,211
Cost of shares redeemed	(1,137,513)	(481,255)	(1,415,841)	(237,266)
Net increase in net assets resulting from capital share transactions	4,388,896	2,183,691	2,145,228	2,073,945
Net increase in net assets	4,151,808	2,312,021	1,946,208	2,135,207
NET ASSETS:
Beginning of year or period	4,720,562	2,408,541	3,781,296	1,646,089
End of year or period	$8,872,370	$4,720,562	$5,727,504	$3,781,296

(1)
Certain prior period amounts have been reclassified to conform to the current year presentation (Note 11).

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2055 Fund		Voya Target Retirement 2060 Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income	$8,005	$34,745	$3,927	$23,839
Net realized gain	38,097	200,833	23,582	171,635
Net change in unrealized appreciation (depreciation)	(171,869)	(9,090)	(98,018)	(30,198)
Increase (decrease) in net assets resulting from operations	(125,767)	226,488	(70,509)	165,276
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):(1)
Class A	—	(49,476)	—	(45,447)
Class I	—	(4,692)	—	(6,986)
Class R6	—	(79,701)	—	(43,282)
Total distributions	—	(133,869)	—	(95,715)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,681,184	1,316,714	700,216	645,262
Reinvestment of distributions	—	133,869	—	95,715
	1,681,184	1,450,583	700,216	740,977
Cost of shares redeemed	(300,563)	(122,057)	(149,442)	(242,256)
Net increase in net assets resulting from capital share transactions	1,380,621	1,328,526	550,774	498,721
Net increase in net assets	1,254,854	1,421,145	480,265	568,282
NET ASSETS:
Beginning of year or period	3,213,042	1,791,897	1,997,513	1,429,231
End of year or period	$4,467,896	$3,213,042	$2,477,778	$1,997,513

(1)
Certain prior period amounts have been reclassified to conform to the current year presentation (Note 11).

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
11-30-18+	10.88	0.10•	(0.19)	(0.09)	—	—	—	—	—	10.79	(0.83)	0.76	0.75	0.75	1.74	2,047	28
05-31-18	10.94	0.22•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
05-31-17	10.46	0.21•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
12-21-15(5) - 05-31-16	10.20	0.06•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
11-30-18+	10.91	0.11•	(0.18)	(0.07)	—	—	—	—	—	10.84	(0.64)	0.44	0.43	0.43	2.06	69	28
05-31-18	10.96	0.25	0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
05-31-17	10.47	0.23	0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19	(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
Class R
06-01-18(5) - 11-30-18+	10.90	0.09•	(0.21)	(0.12)	—	—	—	—	—	10.78	(1.10)	1.01	1.00	1.00	1.58	3	28
Class R6
11-30-18+	10.90	0.11•	(0.18)	(0.07)	—	—	—	—	—	10.83	(0.64)	0.44	0.43	0.43	2.06	4,867	28
05-31-18	10.96	0.25•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
05-31-17	10.47	0.25•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
12-21-15(5) - 05-31-16	10.20	0.07•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2020 Fund
Class A
11-30-18+	11.60	0.09•	(0.21)	(0.12)	—	—	—	—	—	11.48	(1.03)	0.72	0.72	0.72	1.53	2,807	40
05-31-18	11.55	0.22•	0.44	0.66	0.24	0.37	—	0.61	—	11.60	5.70	3.08	0.48	0.48	1.89	2,393	80
05-31-17	10.75	0.20•	0.76	0.96	0.14	0.02	—	0.16	—	11.55	8.94	4.20	0.49	0.49	1.80	137	105
12-21-15(5) - 05-31-16	10.96	0.04•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
11-30-18+	11.65	0.10•	(0.21)	(0.11)	—	—	—	—	—	11.54	(0.94)	0.43	0.43	0.43	1.79	796	40
05-31-18	11.58	0.26	0.44	0.70	0.26	0.37	—	0.63	—	11.65	5.96	2.73	0.19	0.19	2.15	761	80
05-31-17	10.76	0.22	0.77	0.99	0.15	0.02	—	0.17	—	11.58	9.25	3.45	0.21	0.21	2.04	706	105
05-31-16	11.39	0.17	(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2020 Fund (continued)
Class R
06-01-18(5) - 11-30-18+	11.64	0.07•	(0.25)	(0.18)	—	—	—	—	—	11.46	(1.55)	0.97	0.97	0.97	1.22	3	40
Class R6
11-30-18+	11.66	0.11•	(0.22)	(0.11)	—	—	—	—	—	11.55	(0.94)	0.43	0.43	0.43	1.81	5,182	40
05-31-18	11.59	0.24	0.46	0.70	0.26	0.37	—	0.63	—	11.66	5.97	2.73	0.18	0.18	2.14	4,912	80
05-31-17	10.76	0.26•	0.74	1.00	0.15	0.02	—	0.17	—	11.59	9.35	3.44	0.19	0.19	2.33	2,564	105
12-21-15(5) - 05-31-16	10.96	0.06•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
Voya Target Retirement 2025 Fund
Class A
11-30-18+	12.02	0.07•	(0.24)	(0.17)	—	—	—	—	—	11.85	(1.41)	0.71	0.71	0.71	1.17	3,457	24
05-31-18	11.76	0.22•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
05-31-17	10.79	0.21•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
12-21-15(5) - 05-31-16	10.53	0.04•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54
Class I
11-30-18+	12.06	0.09•	(0.24)	(0.15)	—	—	—	—	—	11.91	(1.24)	0.46	0.46	0.46	1.43	96	24
05-31-18	11.79	0.26•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
05-31-17	10.81	0.23	0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16	(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
Class R
06-01-18(5) - 11-30-18+	12.08	0.02•	(0.26)	(0.24)	—	—	—	—	—	11.84	(1.99)	0.96	0.96	0.96	0.40	364	24
Class R6
11-30-18+	12.05	0.09•	(0.24)	(0.15)	—	—	—	—	—	11.90	(1.24)	0.42	0.42	0.42	1.45	11,417	24
05-31-18	11.78	0.26•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80
05-31-17	10.80	0.26•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
12-21-15(5) - 05-31-16	10.53	0.05•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
11-30-18+	12.27	0.05•	(0.27)	(0.22)	—	—	—	—	—	12.05	(1.79)	0.72	0.72	0.72	0.89	3,885	31
05-31-18	11.88	0.19•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
05-31-17	10.81	0.19•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
12-21-15(5) - 05-31-16	10.57	0.04•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2030 Fund (continued)
Class I
11-30-18+	12.32	0.06•	(0.27)	(0.21)	—	—	—	—	—	12.11	(1.70)	0.46	0.46	0.46	1.02	156	31
05-31-18	11.91	0.25	0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
05-31-17	10.83	0.21	1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17	(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
Class R
06-01-18(5) - 11-30-18+	12.35	0.03•	(0.34)	(0.31)	—	—	—	—	—	12.04	(2.51)	0.97	0.97	0.97	0.55	16	31
Class R6
11-30-18+	12.31	0.07•	(0.28)	(0.21)	—	—	—	—	—	12.10	(1.71)	0.43	0.43	0.43	1.17	7,953	31
05-31-18	11.90	0.25•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
05-31-17	10.82	0.23•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
12-21-15(5) - 05-31-16	10.57	0.05•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
Voya Target Retirement 2035 Fund
Class A
11-30-18+	12.36	0.04•	(0.29)	(0.25)	—	—	—	—	—	12.11	(2.02)	0.73	0.73	0.73	0.67	2,378	51
05-31-18	11.98	0.18•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99
05-31-17	10.69	0.17	1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
12-21-15(5) - 05-31-16	10.47	0.03•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
11-30-18+	12.40	0.06•	(0.28)	(0.22)	—	—	—	—	—	12.18	(1.77)	0.42	0.42	0.42	0.97	663	51
05-31-18	12.01	0.23	0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
05-31-17	10.71	0.24•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16	(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
Class R
06-01-18(5) - 11-30-18+	12.45	0.03•	(0.38)	(0.35)	—	—	—	—	—	12.10	(2.81)	0.98	0.98	0.98	0.54	3	51
Class R6
11-30-18+	12.39	0.06•	(0.29)	(0.23)	—	—	—	—	—	12.16	(1.86)	0.42	0.42	0.42	0.99	8,423	51
05-31-18	12.00	0.23•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99
05-31-17	10.70	0.26•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
12-21-15(5) - 05-31-16	10.47	0.05•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2040 Fund
Class A
11-30-18+	12.62	0.03•	(0.32)	(0.29)	—	—	—	—	—	12.33	(2.30)	0.76	0.73	0.73	0.53	2,263	51
05-31-18	12.12	0.19•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
05-31-17	10.76	0.16	1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
12-21-15(5) - 05-31-16	10.54	0.03•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
11-30-18+	12.67	0.05•	(0.33)	(0.28)	—	—	—	—	—	12.39	(2.21)	0.47	0.44	0.44	0.81	98	51
05-31-18	12.15	0.23	1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
05-31-17	10.79	0.20	1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15	(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
Class R
06-01-18(5) - 11-30-18+	12.73	0.02•	(0.43)	(0.41)	—	—	—	—	—	12.32	(3.22)	1.01	0.98	0.98	0.27	3	51
Class R6
11-30-18+	12.66	0.06•	(0.33)	(0.27)	—	—	—	—	—	12.39	(2.13)	0.44	0.41	0.41	0.87	5,493	51
05-31-18	12.14	0.23•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104
05-31-17	10.78	0.19	1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
12-21-15(5) - 05-31-16	10.54	0.04•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
Voya Target Retirement 2045 Fund
Class A
11-30-18+	12.82	0.02•	(0.35)	(0.33)	—	—	—	—	—	12.49	(2.57)	0.79	0.76	0.76	0.27	1,917	46
05-31-18	12.24	0.16•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
05-31-17	10.86	0.15	1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
12-21-15(5) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
11-30-18+	12.86	0.04•	(0.35)	(0.31)	—	—	—	—	—	12.55	(2.41)	0.44	0.41	0.41	0.63	82	46
05-31-18	12.28	0.21•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
05-31-17	10.88	0.18	1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13	(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2045 Fund (continued)
Class R
06-01-18(5) - 11-30-18+	12.93	0.00*	(0.46)	(0.46)	—	—	—	—	—	12.47	(3.56)	1.04	1.01	1.01	0.05	3	46
Class R6
11-30-18+	12.86	0.04•	(0.35)	(0.31)	—	—	—	—	—	12.55	(2.41)	0.44	0.41	0.41	0.65	6,870	46
05-31-18	12.27	0.21•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82
05-31-17	10.88	0.19•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
12-21-15(5) - 05-31-16	10.64	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class A
11-30-18+	12.77	0.01	(0.37)	(0.36)	—	—	—	—	—	12.41	(2.82)	0.80	0.75	0.75	0.15	2,144	58
05-31-18	12.25	0.14•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
05-31-17	10.85	0.15	1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
12-21-15(5) - 05-31-16	10.63	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
Class I
11-30-18+	12.81	0.03•	(0.37)	(0.34)	—	—	—	—	—	12.47	(2.65)	0.48	0.43	0.43	0.50	118	58
05-31-18	12.27	0.21	1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
05-31-17	10.87	0.18	1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13	(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
Class R
06-01-18(5) - 11-30-18+	12.89	(0.00)*	(0.48)	(0.48)	—	—	—	—	—	12.41	(3.72)	1.05	1.00	1.00	(0.05)	3	58
Class R6
11-30-18+	12.81	0.04•	(0.38)	(0.34)	—	—	—	—	—	12.47	(2.65)	0.45	0.40	0.40	0.60	3,463	58
05-31-18	12.27	0.19•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
05-31-17	10.87	0.18	1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
12-21-15(5) - 05-31-16	10.63	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
Voya Target Retirement 2055 Fund
Class A
11-30-18+	12.87	0.01	(0.37)	(0.36)	—	—	—	—	—	12.51	(2.80)	0.84	0.79	0.79	0.14	1,361	30
05-31-18	12.30	0.16•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
05-31-17	10.86	0.15	1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
12-21-15(5) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2055 Fund (continued)
Class I
11-30-18+	12.91	0.03•	(0.37)	(0.34)	—	—	—	—	—	12.57	(2.63)	0.46	0.41	0.41	0.52	82	30
05-31-18	12.33	0.21	1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
05-31-17	10.88	0.18	1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12	(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
Class R
06-01-18(5) - 11-30-18+	12.99	0.01•	(0.50)	(0.49)	—	—	—	—	—	12.50	(3.77)	1.09	1.04	1.04	0.18	3	30
Class R6
11-30-18+	12.91	0.03•	(0.37)	(0.34)	—	—	—	—	—	12.57	(2.63)	0.46	0.41	0.41	0.52	3,022	30
05-31-18	12.32	0.21•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71
05-31-17	10.87	0.16•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
12-21-15(5) - 05-31-16	10.64	0.03•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class A
11-30-18+	12.14	0.01	(0.35)	(0.34)	—	—	—	—	—	11.80	(2.80)	0.83	0.73	0.73	0.19	1,098	24
05-31-18	11.62	0.15•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69
05-31-17	10.24	0.14	1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(5) - 05-31-16	10.00	0.02•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
11-30-18+	12.15	0.03•	(0.35)	(0.32)	—	—	—	—	—	11.83	(2.63)	0.51	0.41	0.41	0.50	124	24
05-31-18	11.64	0.22•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
05-31-17	10.25	0.17	1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
12-21-15(5) - 05-31-16	10.00	0.02•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R
06-01-18(5) - 11-30-18+	12.25	(0.00)*	(0.46)	(0.46)	—	—	—	—	—	11.79	(3.76)	1.08	0.98	0.98	(0.05)	3	24
Class R6
11-30-18+	12.16	0.03•	(0.35)	(0.32)	—	—	—	—	—	11.84	(2.63)	0.51	0.41	0.41	0.48	1,252	24
05-31-18	11.64	0.19•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
05-31-17	10.25	0.15	1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
12-21-15(5) - 05-31-16	10.00	0.03•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of the Underlying Funds.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2020 Fund (“Retirement 2020”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), and Voya Target Retirement 2060 Fund (“Retirement 2060”), each a diversified series of the Trust.
Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2018, the cost of purchases and the proceeds from the sales of investments were as follows:
	Purchases	Sales
In-Retirement	$3,233,440	$1,883,725
Retirement 2020	4,354,902	3,470,820
Retirement 2025	8,054,534	3,070,505
Retirement 2030	6,835,977	3,284,304
Retirement 2035	9,634,922	4,952,679
Retirement 2040	6,934,305	3,623,461
Retirement 2045	7,862,854	3,462,826
Retirement 2050	5,242,329	3,085,500
Retirement 2055	2,584,900	1,200,598
Retirement 2060	1,111,579	554,754
NOTE 4 — INVESTMENT MANAGEMENT FEES
Effective June 1, 2018, the Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.40% of each Fund’s average daily net assets.
Prior to June 1, 2018, The Funds had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser had overall responsibility for the management of the Funds. The Investment Adviser oversaw all investment advisory and portfolio management services for the Funds and assisted in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensated the Investment Adviser with a management fee equal to 0.10% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. The Investment Adviser was contractually obligated to waive 0.10% of the management fee for each Fund. This waiver was not eligible for recoupment.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya
IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Funds (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds, with the exception of Class I and Class R6, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class R
In-Retirement	0.25%	0.50%
Retirement 2020	0.25%	0.50%
Retirement 2025	0.25%	0.50%
Retirement 2030	0.25%	0.50%
Retirement 2035	0.25%	0.50%
Retirement 2040	0.25%	0.50%
Retirement 2045	0.25%	0.50%
Retirement 2050	0.25%	0.50%
Retirement 2055	0.25%	0.50%
Retirement 2060	0.25%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended November 30, 2018, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:
In-Retirement	$5
Retirement 2020	44
Retirement 2025	558
Retirement 2030	378

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class A
Retirement 2035	$973
Retirement 2040	281
Retirement 2045	1,075
Retirement 2050	478
Retirement 2055	621
Retirement 2060	105
For the period ended November 30, 2018, the Distributor did not retain any Contingent Deferred Sales Charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	In-Retirement	17.21%
	Retirement 2025	8.39
	Retirement 2030	10.95
	Retirement 2035	11.65
	Retirement 2040	17.26
	Retirement 2045	15.26
	Retirement 2050	23.73
	Retirement 2055	30.46
	Retirement 2060	54.23
Voya Retirement Insurance and Annuity Company	In-Retirement	59.80
	Retirement 2020	55.92
	Retirement 2025	62.34
	Retirement 2030	58.91
	Retirement 2035	61.66
	Retirement 2040	53.27
	Retirement 2045	64.59
	Retirement 2050	48.04
	Retirement 2055	47.86
	Retirement 2060	22.06
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At November 30, 2018, the below Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expenses	Amount
Retirement 2055	Transfer Agent fee	$518
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Fund(1)(2)	Class A	Class I	Class R	Class R6
In-Retirement	0.89%	0.64%	1.14%	0.49%
Retirement 2020	0.89%	0.64%	1.14%	0.49%
Retirement 2025	0.89%	0.64%	1.14%	0.49%
Retirement 2030	0.89%	0.64%	1.14%	0.49%
Retirement 2035	0.89%	0.64%	1.14%	0.49%
Retirement 2040	0.89%	0.64%	1.14%	0.49%
Retirement 2045	0.89%	0.64%	1.14%	0.49%
Retirement 2050	0.89%	0.64%	1.14%	0.49%
Retirement 2055	0.89%	0.64%	1.14%	0.49%
Retirement 2060	0.89%	0.64%	1.14%	0.49%

(1)
These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Prior to June 1, 2018, the expense limits for the Funds were 0.95%, 0.70%, and 0.65% for Class A, Class I, and Class R6, respectively.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION
AGREEMENT (continued)

above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	November 30,
	2019	2020	2021	Total
In-Retirement	$—	$—	$341	$341
Retirement 2020	—	—	109	109
Retirement 2035	—	—	391	391
Retirement 2040	—	—	1,013	1,013
Retirement 2045	—	—	973	973
Retirement 2050	—	—	1,387	1,387
Retirement 2055	—	—	1,340	1,340
Retirement 2060	—	—	1,183	1,183
The Expense Limitation Agreement is contractual through October 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 18, 2018, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 18, 2018.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Funds did not utilize the line of credit during the period ended November 30, 2018.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2018	72,614	—	—	(29,392)	43,222	792,526	—	—	(318,544)	473,982
5/31/2018	62,711	—	4,799	(3,490)	64,020	689,167	—	52,594	(38,615)	703,146
Class I
11/30/2018	414	—	—	(3)	411	4,533	—	—	(29)	4,504
5/31/2018	—	—	264	—	264	—	—	2,896	—	2,896
Class R
6/1/2018(1) - 11/30/2018	275	—	—	—	275	3,000	—	—	—	3,000
Class R6
11/30/2018	110,645	—	—	(35,899)	74,746	1,201,204	—	—	(391,078)	810,126
5/31/2018	226,040	—	10,085	(13,450)	222,675	2,500,920	—	110,737	(149,148)	2,462,509
Retirement 2020
Class A
11/30/2018	123,665	—	—	(85,400)	38,265	1,445,069	—	—	(992,598)	452,471
5/31/2018	199,896	—	6,313	(11,684)	194,525	2,350,691	—	73,603	(137,916)	2,286,378
Class I
11/30/2018	6,219	—	—	(2,613)	3,606	73,039	—	—	(31,013)	42,026
5/31/2018	1,104	—	3,277	—	4,381	13,000	—	38,341	—	51,341

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2020 (continued)
Class R
6/1/2018(1) - 11/30/2018	258	—	—	—	258	3,000	—	—	—	3,000
Class R6
11/30/2018	118,283	—	—	(90,980)	27,303	1,384,707	—	—	(1,068,889)	315,818
5/31/2018	206,243	—	13,572	(19,661)	200,154	2,432,323	—	158,790	(232,433)	2,358,680
Retirement 2025
Class A
11/30/2018	81,606	—	—	(18,845)	62,761	987,493	—	—	(227,199)	760,294
5/31/2018	174,874	—	7,854	(23,836)	158,892	2,102,764	—	94,798	(288,082)	1,909,480
Class I
11/30/2018	538	—	—	(16)	522	6,532	—	—	(195)	6,337
5/31/2018	1,278	—	355	(20)	1,613	15,820	—	4,292	(246)	19,866
Class R
6/1/2018(1) - 11/30/2018	30,727	—	—	—	30,727	376,668	—	—	—	376,668
Class R6
11/30/2018	382,550	—	—	(67,049)	315,501	4,580,212	—	—	(810,881)	3,769,331
5/31/2018	391,093	—	18,292	(9,999)	399,386	4,758,661	—	221,145	(121,454)	4,858,352
Retirement 2030
Class A
11/30/2018	114,439	—	—	(19,820)	94,619	1,421,986	—	—	(245,521)	1,176,465
5/31/2018	166,226	—	5,795	(12,750)	159,271	2,039,596	—	71,398	(157,857)	1,953,137
Class I
11/30/2018	12,083	—	—	(5,591)	6,492	150,363	—	—	(70,279)	80,084
5/31/2018	—	—	308	—	308	—	—	3,810	—	3,810
Class R
6/1/2018(1) - 11/30/2018	1,340	—	—	—	1,340	16,700	—	—	—	16,700
Class R6
11/30/2018	251,806	—	—	(70,090)	181,716	3,103,775	—	—	(873,486)	2,230,289
5/31/2018	195,916	—	16,693	(35,650)	176,959	2,427,274	—	205,998	(443,436)	2,189,836
Retirement 2035
Class A
11/30/2018	41,401	—	—	(6,670)	34,731	518,439	—	—	(82,121)	436,318
5/31/2018	103,672	—	5,423	(5,409)	103,686	1,278,150	—	67,140	(67,305)	1,277,985
Class I
11/30/2018	3,548	—	—	(2,450)	1,098	44,514	—	—	(31,283)	13,231
5/31/2018	12,097	—	3,161	—	15,258	150,000	—	39,263	—	189,263
Class R
6/1/2018(1) - 11/30/2018	241	—	—	—	241	3,000	—	—	—	3,000
Class R6
11/30/2018	498,808	—	—	(158,972)	339,836	6,161,607	—	—	(1,965,457)	4,196,150
5/31/2018	228,553	—	14,801	(86,932)	156,422	2,854,183	—	183,392	(1,096,268)	1,941,307
Retirement 2040
Class A
11/30/2018	32,747	—	—	(10,202)	22,545	416,275	—	—	(130,316)	285,959
5/31/2018	102,743	—	5,431	(16,735)	91,439	1,290,923	—	68,705	(217,106)	1,142,522
Class I
11/30/2018	780	—	—	(2)	778	9,968	—	—	(27)	9,941
5/31/2018	614	—	382	(1)	995	7,846	—	4,843	(17)	12,672

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2040 (continued)
Class R
6/1/2018(1) - 11/30/2018	236	—	—	—	236	3,000	—	—	—	3,000
Class R6
11/30/2018	342,037	—	—	(108,746)	233,291	4,362,328	—	—	(1,375,772)	2,986,556
5/31/2018	165,824	—	6,895	(42,635)	130,084	2,101,299	—	87,293	(531,927)	1,656,665
Retirement 2045
Class A
11/30/2018	40,156	—	—	(9,128)	31,028	518,002	—	—	(117,966)	400,036
5/31/2018	70,134	—	4,582	(15,419)	59,297	890,284	—	58,879	(197,425)	751,738
Class I
11/30/2018	—	—	—	—	—	—	—	—	—	—
5/31/2018	—	—	350	—	350	—	—	4,506	—	4,506
Class R
6/1/2018(1) - 11/30/2018	232	—	—	—	232	3,000	—	—	—	3,000
Class R6
11/30/2018	388,141	—	—	(79,050)	309,091	5,005,407	—	—	(1,019,547)	3,985,860
5/31/2018	123,816	—	9,465	(21,895)	111,386	1,589,461	—	121,816	(283,830)	1,427,447
Retirement 2050
Class A
11/30/2018	46,457	—	—	(10,737)	35,720	597,905	—	—	(136,481)	461,424
5/31/2018	81,095	—	4,114	(3,710)	81,499	1,031,176	—	52,661	(47,393)	1,036,444
Class I
11/30/2018	1,215	—	—	(28)	1,187	15,677	—	—	(361)	15,316
5/31/2018	1,719	—	442	(18)	2,143	22,393	—	5,675	(235)	27,833
Class R
6/1/2018(1) - 11/30/2018	233	—	—	—	233	3,000	—	—	—	3,000
Class R6
11/30/2018	226,758	—	—	(99,415)	127,343	2,944,487	—	—	(1,278,999)	1,665,488
5/31/2018	86,663	—	5,714	(14,609)	77,768	1,126,058	—	73,248	(189,638)	1,009,668
Retirement 2055
Class A
11/30/2018	14,796	—	—	(4,705)	10,091	191,560	—	—	(60,488)	131,072
5/31/2018	45,661	—	3,835	(4,220)	45,276	579,386	—	49,476	(54,346)	574,516
Class I
11/30/2018	—	—	—	—	—	—	—	—	—	—
5/31/2018	—	—	363	—	363	—	—	4,692	—	4,692
Class R
6/1/2018(1) - 11/30/2018	231	—	—	—	231	3,000	—	—	—	3,000
Class R6
11/30/2018	114,881	—	—	(18,420)	96,461	1,486,624	—	—	(240,075)	1,246,549
5/31/2018	57,136	—	6,169	(5,226)	58,079	737,328	—	79,701	(67,711)	749,318
Retirement 2060
Class A
11/30/2018	10,810	—	—	(1,434)	9,376	131,334	—	—	(17,326)	114,008
5/31/2018	30,468	—	3,735	(3,994)	30,209	367,389	—	45,448	(48,784)	364,053
Class I
11/30/2018	682	—	—	(54)	628	8,391	—	—	(661)	7,730
5/31/2018	4,266	—	574	(61)	4,779	53,492	—	6,986	(756)	59,722

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2060 (continued)
Class R
6/1/2018(1) - 11/30/2018	245	—	—	—	245	3,000	—	—	—	3,000
Class R6
11/30/2018	45,924	—	—	(10,991)	34,933	557,491	—	—	(131,455)	426,036
5/31/2018	18,479	—	3,554	(15,486)	6,547	224,381	—	43,281	(192,716)	74,946

(1)
Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Funds paid no dividends or distributions during the six months ended November 30, 2018. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2018 was as follows:
	Ordinary Income	Long-term Capital Gains
In-Retirement	$120,792	$45,435
Retirement 2020	223,711	47,023
Retirement 2025	244,253	75,982
Retirement 2030	177,792	103,414
Retirement 2035	193,017	96,778
Retirement 2040	67,262	93,579
Retirement 2045	99,732	85,469
Retirement 2050	47,521	84,063
	Ordinary Income	Long-term Capital Gains
Retirement 2055	51,144	82,725
Retirement 2060	36,248	59,467
The estimated tax-basis components of distributable earnings as of November 30, 2018 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
In-Retirement	$93,272	$92,809	$(158,077)
Retirement 2020	139,600	175,207	(242,508)
Retirement 2025	173,579	227,241	(297,246)
Retirement 2030	88,101	407,370	(241,005)
Retirement 2035	90,810	369,601	(250,441)
Retirement 2040	75,812	229,418	(238,820)
Retirement 2045	36,048	297,773	(194,319)
Retirement 2050	26,270	246,560	(216,103)
Retirement 2055	15,945	194,367	(35,115)
Retirement 2060	10,067	158,604	15,381
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2018, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Prior to the reclassification of distributions on the Statement of Changes in Net Assets, the characteristics of distributions for the year ended May 31, 2018 were as follows:
	In-Retirement	Retirement 2020	Retirement 2025	Retirement 2030	Retirement 2035	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060
Distributions from net investment income:
Class A	$(23,422)	$(29,465)	$(40,630)	$(31,305)	$(22,206)	$(22,943)	$(18,736)	$(15,335)	$(14,991)	$(13,777)
Class I	(1,356)	(15,777)	(1,907)	(1,738)	(13,695)	(1,708)	(1,550)	(1,786)	(1,531)	(2,308)
Class R6	(52,465)	(65,535)	(99,339)	(95,119)	(64,394)	(31,057)	(42,777)	(23,400)	(26,456)	(14,437)
	$(77,243)	$(110,777)	$(141,876)	$(128,162)	$(100,295)	$(55,708)	$(63,063)	$(40,521)	$(42,978)	$(30,522)
Distributions from net realized gains:
Class A	$(29,172)	$(44,138)	$(54,168)	$(40,093)	$(44,934)	$(45,762)	$(40,143)	$(37,327)	$(34,485)	$(31,670)
Class I	(1,540)	(22,564)	(2,385)	(2,071)	(25,568)	(3,135)	(2,955)	(3,889)	(3,161)	(4,678)
Class R6	(58,272)	(93,255)	(121,806)	(110,880)	(118,998)	(56,236)	(79,040)	(49,847)	(53,245)	(28,845)
	$(88,984)	$(159,957)	$(178,359)	$(153,044)	$(189,500)	$(105,133)	$(122,138)	$(91,063)	$(90,891)	$(65,193)
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year	$27,145	$37,530	$32,771	$21,741	$12,559	$4,915	$2,552	$85	$900	$(11)
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2018, the Funds declared and paid dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
In-Retirement
Class A	$0.1957	$0.0013	$0.1393	January 2, 2019	December 28, 2018
Class I	$0.2227	$0.0013	$0.1393	January 2, 2019	December 28, 2018
Class R	$0.1925	$0.0013	$0.1393	January 2, 2019	December 28, 2018
Class R6	$0.2250	$0.0013	$0.1393	January 2, 2019	December 28, 2018
Retirement 2020
Class A	$0.2251	$0.0342	$0.2185	January 2, 2019	December 28, 2018
Class I	$0.2566	$0.0342	$0.2185	January 2, 2019	December 28, 2018
Class R	$0.2221	$0.0342	$0.2185	January 2, 2019	December 28, 2018
Class R6	$0.2574	$0.0342	$0.2185	January 2, 2019	December 28, 2018
Retirement 2025
Class A	$0.1932	$0.0384	$0.1581	January 2, 2019	December 28, 2018
Class I	$0.2167	$0.0384	$0.1581	January 2, 2019	December 28, 2018
Class R	$0.2071	$0.0384	$0.1581	January 2, 2019	December 28, 2018
Class R6	$0.2218	$0.0384	$0.1581	January 2, 2019	December 28, 2018
Retirement 2030
Class A	$0.2087	$0.0076	$0.3650	January 2, 2019	December 28, 2018
Class I	$0.2335	$0.0076	$0.3650	January 2, 2019	December 28, 2018
Class R	$0.2088	$0.0076	$0.3650	January 2, 2019	December 28, 2018
Class R6	$0.2365	$0.0076	$0.3650	January 2, 2019	December 28, 2018
Retirement 2035
Class A	$0.2080	$0.0360	$0.3793	January 2, 2019	December 28, 2018
Class I	$0.2391	$0.0360	$0.3793	January 2, 2019	December 28, 2018
Class R	$0.2027	$0.0360	$0.3793	January 2, 2019	December 28, 2018
Class R6	$0.2415	$0.0360	$0.3793	January 2, 2019	December 28, 2018

NOTES TO FINANCIAL STATEMENTS as of November 30, 2018 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Retirement 2040
Class A	$0.2041	$0.0648	$0.3437	January 2, 2019	December 28, 2018
Class I	$0.2331	$0.0648	$0.3437	January 2, 2019	December 28, 2018
Class R	$0.1979	$0.0648	$0.3437	January 2, 2019	December 28, 2018
Class R6	$0.2379	$0.0648	$0.3437	January 2, 2019	December 28, 2018
Retirement 2045
Class A	$0.1823	$0.0158	$0.3848	January 2, 2019	December 28, 2018
Class I	$0.2141	$0.0158	$0.3848	January 2, 2019	December 28, 2018
Class R	$0.1768	$0.0158	$0.3848	January 2, 2019	December 28, 2018
Class R6	$0.2192	$0.0158	$0.3848	January 2, 2019	December 28, 2018
Retirement 2050
Class A	$0.2030	$0.0310	$0.5311	January 2, 2019	December 28, 2018
Class I	$0.2314	$0.0310	$0.5311	January 2, 2019	December 28, 2018
Class R	$0.1938	$0.0310	$0.5311	January 2, 2019	December 28, 2018
Class R6	$0.2357	$0.0310	$0.5311	January 2, 2019	December 28, 2018
Retirement 2055
Class A	$0.1943	$0.0190	$0.5269	January 2, 2019	December 28, 2018
Class I	$0.2285	$0.0190	$0.5269	January 2, 2019	December 28, 2018
Class R	$0.1856	$0.0190	$0.5269	January 2, 2019	December 28, 2018
Class R6	$0.2315	$0.0190	$0.5269	January 2, 2019	December 28, 2018
Retirement 2060
Class A	$0.1892	$0.0331	$0.7333	January 2, 2019	December 28, 2018
Class I	$0.2194	$0.0331	$0.7333	January 2, 2019	December 28, 2018
Class R	$0.1842	$0.0331	$0.7333	January 2, 2019	December 28, 2018
Class R6	$0.2216	$0.0331	$0.7333	January 2, 2019	December 28, 2018
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.7%
635	iShares 20+ Year Treasury Bond ETF	$73,235	1.0
560	iShares Core S&P 500 ETF	155,680	2.2
10,690	iShares Core U.S. Aggregate Bond ETF	1,121,167	16.1
9,541	Schwab U.S. TIPS ETF	507,772	7.4
684	Vanguard Global ex-U.S. Real Estate ETF	37,661	0.5
458	Vanguard Real Estate ETF	37,547	0.5
	Total Exchange-Traded Funds (Cost $1,955,813)	1,933,062	27.7
MUTUAL FUNDS: 72.2%
	Affiliated Investment Companies: 64.3%
35,438	Voya Floating Rate Fund Class P3	343,037	4.9
22,222	Voya Global Bond Fund Class P3	206,886	3.0
143,273	Voya Intermediate Bond Fund Class P3	1,384,014	19.8
7,826 (1)	Voya Large Cap Growth Fund Class P3	347,492	5.0
26,155	Voya Large Cap Value Fund Class P3	346,036	5.0
2,734 (1)	Voya MidCap Opportunities Fund Class P3	72,318	1.0
13,099 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	147,101	2.1
36,201 (1)	Voya Multi-Manager International Factors Fund Class P3	348,257	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
6,233 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	$71,238	1.0
78,894	Voya Short Term Bond Fund Class P3	761,325	10.9
38,768	Voya U.S. High Dividend Low Volatility Fund Class P3	462,502	6.6
		4,490,206	64.3
	Unaffiliated Investment Companies: 7.9%
22,813	Credit Suisse Commodity Return Strategy Fund - Class I	107,219	1.5
22,990	TIAA-CREF Bond Index Fund - Class I	238,174	3.4
7,492	TIAA-CREF International Equity Index Fund - Class I	137,994	2.0
2,290	TIAA-CREF S&P 500 Index Fund - Class I	71,209	1.0
		554,596	7.9
	Total Mutual Funds (Cost $5,135,575)	5,044,802	72.2
	Total Investments in Securities (Cost $7,091,388)	$6,977,864	99.9
	Assets in Excess of Other Liabilities	9,343	0.1
	Net Assets	$6,987,207	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,933,062	$—	$—	$1,933,062
Mutual Funds	5,044,802	—	—	5,044,802
Total Investments, at fair value	$6,977,864	$—	$—	$6,977,864

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$287,296	$—	$(287,993)	$697	$—	$37	$—	$—
Voya Floating Rate Fund Class P3	—	397,751	(48,061)	(6,653)	343,037	9,249	152	—
Voya Global Bond Fund - Class R6	169,831	—	(171,656)	1,825	—	56	—	—
Voya Global Bond Fund Class P3	—	240,538	(25,321)	(8,331)	206,886	2,664	(561)	—
Voya Global Real Estate Class P3	—	75,721	(75,721)	—	—	563	(5,067)	—
Voya Global Real Estate Fund - Class R6	57,072	—	(63,166)	6,094	—	—	—	—
Voya High Yield Bond Class P3	—	138,695	(138,695)	—	—	855	(1,714)	—
Voya High Yield Bond Fund - Class R6	114,606	—	(116,392)	1,786	—	45	—	—
Voya Intermediate Bond Fund - Class R6	1,153,797	—	(1,173,647)	19,850	—	262	—	—
Voya Intermediate Bond Fund Class P3	—	1,682,186	(265,581)	(32,591)	1,384,014	24,869	(9,608)	—
Voya Large Cap Growth Fund - Class R6	286,521	—	(276,037)	(10,484)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	427,104	(88,183)	8,571	347,492	—	13,004	—
Voya Large Cap Value Fund - Class R6	283,618	—	(288,227)	4,609	—	—	—	—
Voya Large Cap Value Fund Class P3	—	442,395	(98,486)	2,127	346,036	3,101	(2,277)	—
Voya MidCap Opportunities Fund - Class R6	57,965	—	(57,492)	(473)	—	—	—	—
Voya MidCap Opportunities Fund Class P3	—	82,532	(9,752)	(462)	72,318	—	1,126	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	166,979	—	(171,821)	4,842	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	308,318	(155,597)	(5,620)	147,101	—	(15,359)	—
Voya Multi-Manager International Factors Fund - Class I	281,828	—	(284,510)	2,682	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	422,922	(40,018)	(34,647)	348,257	—	452	—
Voya Multi-Manager Mid Cap Value Fund - Class I	57,897	—	(57,219)	(678)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	81,750	(7,925)	(2,587)	71,238	—	363	—
Voya Short Term Bond Fund - Class R6	574,971	—	(580,438)	5,467	—	83	—	—
Voya Short Term Bond Fund Class P3	—	875,421	(106,369)	(7,727)	761,325	10,922	(2,355)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	377,590	77,999	(450,291)	(5,298)	—	1,506	2,381	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	472,491	(26,056)	16,067	462,502	2,309	1,182	—
	$3,869,971	$5,725,823	$(5,064,654)	$(40,934)	$4,490,206	$56,521	$(18,281)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $7,135,792.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$30,019
Gross Unrealized Depreciation	(187,947)
Net Unrealized Depreciation	$(157,928)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.9%
750	iShares 20+ Year Treasury Bond ETF	$86,498	1.0
1,898	iShares Core S&P 500 ETF	527,644	6.0
9,225	iShares Core U.S. Aggregate Bond ETF	967,517	11.0
8,044	Schwab U.S. TIPS ETF	428,102	4.9
808	Vanguard Global ex-U.S. Real Estate ETF	44,488	0.5
540	Vanguard Real Estate ETF	44,269	0.5
	Total Exchange-Traded Funds (Cost $2,108,380)	2,098,518	23.9
MUTUAL FUNDS: 76.0%
	Affiliated Investment Companies: 66.7%
44,488	Voya Floating Rate Fund Class P3	430,643	4.9
27,900	Voya Global Bond Fund Class P3	259,745	3.0
160,312	Voya Intermediate Bond Fund Class P3	1,548,618	17.6
12,182 (1)	Voya Large Cap Growth Fund Class P3	540,889	6.2
40,730	Voya Large Cap Value Fund Class P3	538,859	6.1
3,424 (1)	Voya MidCap Opportunities Fund Class P3	90,577	1.0
20,494 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	230,151	2.6
23,799 (1)	Voya Multi-Manager International Equity Fund Class P3	262,265	3.0
45,385 (1)	Voya Multi-Manager International Factors Fund Class P3	436,608	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
7,807 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	$89,238	1.0
74,278	Voya Short Term Bond Fund Class P3	716,784	8.2
5,424 (1)	Voya Small Company Fund Class P3	89,227	1.0
52,570	Voya U.S. High Dividend Low Volatility Fund Class P3	627,155	7.1
		5,860,759	66.7
	Unaffiliated Investment Companies: 9.3%
26,921	Credit Suisse Commodity Return Strategy Fund - Class I	126,530	1.4
32,828	TIAA-CREF Bond Index Fund - Class I	340,100	3.9
14,292	TIAA-CREF International Equity Index Fund - Class I	263,257	3.0
2,869	TIAA-CREF S&P 500 Index Fund - Class I	89,228	1.0
		819,115	9.3
	Total Mutual Funds (Cost $6,845,628)	6,679,874	76.0
	Total Investments in Securities (Cost $8,954,008)	$8,778,392	99.9
	Assets in Excess of Other Liabilities	9,878	0.1
	Net Assets	$8,788,270	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,098,518	$—	$—	$2,098,518
Mutual Funds	6,679,874	—	—	6,679,874
Total Investments, at fair value	$8,778,392	$—	$—	$8,778,392

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$403,296	$—	$(404,559)	$1,263	$—	$52	$—	$—
Voya Floating Rate Fund Class P3	—	562,662	(124,081)	(7,938)	430,643	11,864	(598)	—
Voya Global Bond Fund - Class R6	238,232	—	(241,540)	3,308	—	91	—	—
Voya Global Bond Fund Class P3	—	340,507	(68,087)	(12,675)	259,745	3,358	290	—
Voya Global Real Estate Class P3	—	112,957	(112,957)	—	—	755	(6,947)	—
Voya Global Real Estate Fund - Class R6	80,287	—	(88,584)	8,297	—	—	—	—
Voya High Yield Bond Class P3	—	206,065	(206,065)	—	—	1,162	(3,637)	—
Voya High Yield Bond Fund - Class R6	160,941	—	(164,643)	3,702	—	73	—	—
Voya Intermediate Bond Fund - Class R6	1,451,905	—	(1,479,444)	27,539	—	380	—	—
Voya Intermediate Bond Fund Class P3	—	2,132,491	(548,661)	(35,212)	1,548,618	28,423	(17,997)	—
Voya Large Cap Growth Fund - Class R6	482,552	—	(459,532)	(23,020)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	775,721	(243,246)	8,414	540,889	—	30,578	—
Voya Large Cap Value Fund - Class R6	475,649	—	(485,198)	9,549	—	—	—	—
Voya Large Cap Value Fund Class P3	—	809,738	(270,744)	(135)	538,859	4,860	(4,674)	—
Voya MidCap Opportunities Fund - Class R6	81,549	—	(81,579)	30	—	—	—	—
Voya MidCap Opportunities Fund Class P3	—	115,961	(24,603)	(781)	90,577	—	811	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	273,773	—	(281,222)	7,449	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	486,616	(241,979)	(14,486)	230,151	—	(20,139)	—
Voya Multi-Manager International Equity Fund - Class I	238,949	—	(242,960)	4,011	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	358,485	(65,445)	(30,775)	262,265	—	(263)	—
Voya Multi-Manager International Factors Fund - Class I	396,032	—	(391,308)	(4,724)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	581,394	(99,692)	(45,094)	436,608	—	8,180	—
Voya Multi-Manager Mid Cap Value Fund - Class I	81,237	—	(80,404)	(833)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	114,174	(20,825)	(4,111)	89,238	—	1,059	—
Voya Short Term Bond Fund - Class R6	585,026	—	(590,839)	5,813	—	97	—	—
Voya Short Term Bond Fund Class P3	—	926,748	(203,176)	(6,788)	716,784	10,383	(3,415)	—
Voya Small Company Fund - Class R6	83,284	—	(80,364)	(2,920)	—	—	—	—
Voya Small Company Fund Class P3	—	116,726	(24,288)	(3,211)	89,227	—	1,409	—
Voya U.S. High Dividend Low Volatility Fund - Class I	571,977	171,282	(733,799)	(9,460)	—	2,174	7,619	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	606,975	(680)	20,860	627,155	3,153	40	—
	$5,604,689	$8,418,502	$(8,060,504)	$(101,928)	$5,860,759	$66,825	$(7,684)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $9,020,746.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$45,779
Gross Unrealized Depreciation	(288,133)
Net Unrealized Depreciation	$(242,354)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.6%
1,279	iShares 20+ Year Treasury Bond ETF	$147,507	1.0
3,480	iShares Core S&P 500 ETF	967,440	6.3
12,322	iShares Core U.S. Aggregate Bond ETF	1,292,331	8.4
5,489	Schwab U.S. TIPS ETF	292,125	1.9
1,378	Vanguard Global ex-U.S. Real Estate ETF	75,873	0.5
921	Vanguard Real Estate ETF	75,504	0.5
	Total Exchange-Traded Funds (Cost $2,840,243)	2,850,780	18.6
MUTUAL FUNDS: 81.3%
	Affiliated Investment Companies: 69.3%
77,293	Voya Floating Rate Fund Class P3	748,194	4.9
48,484	Voya Global Bond Fund Class P3	451,383	2.9
235,561	Voya Intermediate Bond Fund Class P3	2,275,524	14.8
26,246 (1)	Voya Large Cap Growth Fund Class P3	1,165,324	7.6
87,756	Voya Large Cap Value Fund Class P3	1,161,018	7.6
10,414 (1)	Voya MidCap Opportunities Fund Class P3	275,460	1.8
56,953 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	639,582	4.2
62,057 (1)	Voya Multi-Manager International Equity Fund Class P3	683,872	4.5
86,770 (1)	Voya Multi-Manager International Factors Fund Class P3	834,724	5.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
23,741 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	$271,359	1.8
66,496	Voya Short Term Bond Fund Class P3	641,687	4.2
18,853 (1)	Voya Small Company Fund Class P3	310,139	2.0
97,985	Voya U.S. High Dividend Low Volatility Fund Class P3	1,168,967	7.6
		10,627,233	69.3
	Unaffiliated Investment Companies: 12.0%
45,959	Credit Suisse Commodity Return Strategy Fund - Class I	216,009	1.4
47,545	TIAA-CREF Bond Index Fund - Class I	492,568	3.2
33,188	TIAA-CREF International Equity Index Fund - Class I	611,331	4.0
16,534	TIAA-CREF S&P 500 Index Fund - Class I	514,198	3.4
		1,834,106	12.0
	Total Mutual Funds (Cost $12,686,214)	12,461,339	81.3
	Total Investments in Securities (Cost $15,526,457)	$15,312,119	99.9
	Assets in Excess of Other Liabilities	20,456	0.1
	Net Assets	$15,332,575	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,850,780	$—	$—	$2,850,780
Mutual Funds	12,461,339	—	—	12,461,339
Total Investments, at fair value	$15,312,119	$—	$—	$15,312,119

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$531,019	$—	$(532,532)	$1,513	$—	$68	$—	$—
Voya Floating Rate Fund Class P3	—	836,702	(74,825)	(13,683)	748,194	17,184	(250)	—
Voya Global Bond Fund - Class R6	313,992	—	(319,087)	5,095	—	115	—	—
Voya Global Bond Fund Class P3	—	505,889	(37,016)	(17,490)	451,383	5,072	(1,014)	—
Voya Global Real Estate Class P3	—	133,809	(133,809)	—	—	952	(9,060)	—
Voya Global Real Estate Fund - Class R6	105,736	—	(116,742)	11,006	—	—	—	—
Voya High Yield Bond Class P3	—	240,296	(240,296)	—	—	1,474	(4,636)	—
Voya High Yield Bond Fund - Class R6	211,900	—	(216,738)	4,838	—	93	—	—
Voya Intermediate Bond Fund - Class R6	1,616,448	—	(1,645,618)	29,170	—	406	—	—
Voya Intermediate Bond Fund Class P3	—	2,710,833	(391,162)	(44,147)	2,275,524	34,924	(16,210)	—
Voya Large Cap Growth Fund - Class R6	809,035	—	(755,255)	(53,780)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	1,204,867	(93,512)	53,969	1,165,324	—	27,477	—
Voya Large Cap Value Fund - Class R6	791,815	—	(804,838)	13,023	—	—	—	—
Voya Large Cap Value Fund Class P3	—	1,235,364	(74,860)	514	1,161,018	8,393	(1,999)	—
Voya MidCap Opportunities Fund - Class R6	188,015	—	(186,830)	(1,185)	—	—	—	—
Voya MidCap Opportunities Fund Class P3	—	298,838	(22,196)	(1,182)	275,460	—	2,476	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	515,111	—	(518,552)	3,441	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	933,433	(250,888)	(42,963)	639,582	—	(16,315)	—
Voya Multi-Manager International Equity Fund - Class I	471,549	—	(472,580)	1,031	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	780,588	(36,610)	(60,106)	683,872	—	(292)	—
Voya Multi-Manager International Factors Fund - Class I	573,387	—	(562,238)	(11,149)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	932,698	(38,986)	(58,988)	834,724	—	4,439	—
Voya Multi-Manager Mid Cap Value Fund - Class I	187,540	—	(184,835)	(2,705)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	294,148	(15,034)	(7,755)	271,359	—	637	—
Voya Short Term Bond Fund - Class R6	345,365	—	(348,519)	3,154	—	55	—	—
Voya Short Term Bond Fund Class P3	—	721,525	(74,657)	(5,181)	641,687	7,771	(1,442)	—
Voya Small Company Fund - Class R6	218,710	—	(211,726)	(6,984)	—	—	—	—
Voya Small Company Fund Class P3	—	344,452	(26,774)	(7,539)	310,139	—	1,163	—
Voya U.S. High Dividend Low Volatility Fund - Class I	806,117	125,263	(919,183)	(12,197)	—	2,937	3,330	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	1,172,054	(39,020)	35,933	1,168,967	5,089	1,752	—
	$7,685,739	$12,470,759	$(9,344,918)	$(184,347)	$10,627,233	$84,533	$(9,944)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $15,615,023.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$116,450
Gross Unrealized Depreciation	(419,354)
Net Unrealized Depreciation	$(302,904)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.4%
952	iShares 20+ Year Treasury Bond ETF	$109,794	0.9
2,326	iShares Core MSCI Emerging Markets ETF	115,067	1.0
4,161	iShares Core S&P 500 ETF	1,156,759	9.6
7,446	iShares Core U.S. Aggregate Bond ETF	780,937	6.5
1,537	Vanguard Global ex-U.S. Real Estate ETF	84,627	0.7
1,028	Vanguard Real Estate ETF	84,275	0.7
	Total Exchange-Traded Funds (Cost $2,314,174)	2,331,459	19.4
MUTUAL FUNDS: 80.5%
	Affiliated Investment Companies: 66.1%
48,354	Voya Floating Rate Fund Class P3	468,067	3.9
177,289	Voya Intermediate Bond Fund Class P3	1,712,613	14.4
20,505 (1)	Voya Large Cap Growth Fund Class P3	910,418	7.6
68,552	Voya Large Cap Value Fund Class P3	906,941	7.6
9,291 (1)	Voya MidCap Opportunities Fund Class P3	245,755	2.0
45,247 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	508,126	4.2
70,027 (1)	Voya Multi-Manager International Equity Fund Class P3	771,695	6.4
92,439 (1)	Voya Multi-Manager International Factors Fund Class P3	889,261	7.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
21,188 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	$242,178	2.0
12,232	Voya Short Term Bond Fund Class P3	118,037	1.0
14,724 (1)	Voya Small Company Fund Class P3	242,203	2.0
76,956	Voya U.S. High Dividend Low Volatility Fund Class P3	918,080	7.6
		7,933,374	66.1
	Unaffiliated Investment Companies: 14.4%
34,159	Credit Suisse Commodity Return Strategy Fund - Class I	160,549	1.3
22,849	TIAA-CREF Bond Index Fund - Class I	236,714	2.0
32,652	TIAA-CREF International Equity Index Fund - Class I	601,454	5.0
23,579	TIAA-CREF S&P 500 Index Fund - Class I	733,306	6.1
		1,732,023	14.4
	Total Mutual Funds (Cost $9,867,099)	9,665,397	80.5
	Total Investments in Securities (Cost $12,181,273)	$11,996,856	99.9
	Assets in Excess of Other Liabilities	12,633	0.1
	Net Assets	$12,009,489	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,331,459	$—	$—	$2,331,459
Mutual Funds	9,665,397	—	—	9,665,397
Total Investments, at fair value	$11,996,856	$—	$—	$11,996,856

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$349,530	$—	$(350,908)	$1,378	$—	$45	$—	$—
Voya Floating Rate Fund Class P3	—	555,198	(78,723)	(8,408)	468,067	11,835	(640)	—
Voya Global Real Estate Class P3	—	190,379	(190,379)	—	—	1,330	(11,252)	—
Voya Global Real Estate Fund - Class R6	130,339	—	(144,042)	13,703	—	—	—	—
Voya High Yield Bond Class P3	—	224,498	(224,498)	—	—	1,332	(3,740)	—
Voya High Yield Bond Fund - Class R6	174,223	—	(177,998)	3,775	—	77	—	—
Voya Intermediate Bond Fund - Class R6	1,238,282	—	(1,256,282)	18,000	—	313	—	—
Voya Intermediate Bond Fund Class P3	—	2,335,472	(600,813)	(22,046)	1,712,613	28,439	(21,121)	—
Voya Large Cap Growth Fund Class P3	—	977,246	(108,936)	42,108	910,418	—	32,913	—
Voya Large Cap Value Fund - Class R6	652,684	—	(654,490)	1,806	—	—	—	—
Voya Large Cap Value Fund Class P3	—	1,004,088	(103,496)	6,349	906,941	7,464	(128)	—
Voya Large Cap Growth Fund - Class R6	665,029	—	(614,708)	(50,321)	—	—	—	—
Voya MidCap Opportunities Fund - Class R6	176,913	—	(171,994)	(4,919)	—	—	—	—
Voya MidCap Opportunities Fund Class P3	—	276,848	(30,948)	(145)	245,755	—	4,384	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	450,609	—	(457,252)	6,643	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	875,483	(326,822)	(40,535)	508,126	—	(11,725)	—
Voya Multi-Manager International Equity Fund - Class I	560,627	—	(531,532)	(29,095)	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	895,600	(67,349)	(56,556)	771,695	—	10,182	—
Voya Multi-Manager International Factors Fund - Class I	643,393	—	(619,182)	(24,211)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	1,032,892	(77,307)	(66,324)	889,261	—	10,944	—
Voya Multi-Manager Mid Cap Value Fund - Class I	176,374	—	(170,170)	(6,204)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	272,693	(22,478)	(8,037)	242,178	—	3,771	—
Voya Short Term Bond Fund Class P3	—	131,019	(12,420)	(562)	118,037	1,341	(21)	—
Voya Small Company Fund - Class R6	180,130	—	(174,188)	(5,942)	—	—	—	—
Voya Small Company Fund Class P3	—	283,842	(32,834)	(8,805)	242,203	—	2,188	—
Voya U.S. High Dividend Low Volatility Fund - Class I	663,322	243,792	(896,738)	(10,376)	—	2,737	6,358	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	900,536	(9,197)	26,741	918,080	4,363	284	—
	$6,061,455	$10,199,586	$(8,105,684)	$(221,983)	$7,933,374	$59,276	$22,397	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $12,237,932.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$106,912
Gross Unrealized Depreciation	(347,988)
Net Unrealized Depreciation	$(241,076)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.9%
973	iShares 20+ Year Treasury Bond ETF	$112,216	1.0
2,377	iShares Core MSCI Emerging Markets ETF	117,590	1.0
5,323	iShares Core S&P 500 ETF	1,479,794	12.9
2,728	iShares Core U.S. Aggregate Bond ETF	286,113	2.5
3,718	iShares Russell 1000 Value ETF	459,099	4.0
1,571	Vanguard Global ex-U.S. Real Estate ETF	86,499	0.8
1,051	Vanguard Real Estate ETF	86,161	0.7
	Total Exchange-Traded Funds (Cost $2,598,591)	2,627,472	22.9
MUTUAL FUNDS: 77.0%
	Affiliated Investment Companies: 61.9%
45,972	Voya Floating Rate Fund Class P3	445,009	3.9
110,379	Voya Intermediate Bond Fund Class P3	1,066,263	9.3
22,116 (1)	Voya Large Cap Growth Fund Class P3	981,968	8.6
39,429	Voya Large Cap Value Fund Class P3	521,646	4.5
11,068 (1)	Voya MidCap Opportunities Fund Class P3	292,746	2.5
53,124 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	596,583	5.2
76,931 (1)	Voya Multi-Manager International Equity Fund Class P3	847,778	7.4
88,006 (1)	Voya Multi-Manager International Factors Fund Class P3	846,614	7.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
25,229 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	$288,367	2.5
11,633	Voya Short Term Bond Fund Class P3	112,259	1.0
14,022 (1)	Voya Small Company Fund Class P3	230,660	2.0
72,787	Voya U.S. High Dividend Low Volatility Fund Class P3	868,354	7.6
		7,098,247	61.9
	Unaffiliated Investment Companies: 15.1%
34,936	Credit Suisse Commodity Return Strategy Fund - Class I	164,200	1.4
21,768	TIAA-CREF Bond Index Fund - Class I	225,520	2.0
36,930	TIAA-CREF International Equity Index Fund - Class I	680,251	6.0
21,100	TIAA-CREF S&P 500 Index Fund - Class I	656,220	5.7
		1,726,191	15.1
	Total Mutual Funds (Cost $9,036,083)	8,824,438	77.0
	Total Investments in Securities (Cost $11,634,674)	$11,451,910	99.9
	Assets in Excess of Other Liabilities	15,884	0.1
	Net Assets	$11,467,794	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,627,472	$—	$—	$2,627,472
Mutual Funds	8,824,438	—	—	8,824,438
Total Investments, at fair value	$11,451,910	$—	$—	$11,451,910

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$281,500	$—	$(282,382)	$882	$—	$36	$—	$—
Voya Floating Rate Fund Class P3	—	565,914	(113,285)	(7,620)	445,009	10,688	(799)	—
Voya Global Real Estate Class P3	—	172,335	(172,335)	—	—	1,215	(6,735)	—
Voya Global Real Estate Fund - Class R6	104,924	—	(113,728)	8,804	—	—	—	—
Voya High Yield Bond Class P3	—	214,435	(214,435)	—	—	1,168	(3,821)	—
Voya High Yield Bond Fund - Class R6	140,282	—	(143,893)	3,611	—	64	—	—
Voya Intermediate Bond Fund - Class R6	669,974	—	(680,544)	10,570	—	174	—	—
Voya Intermediate Bond Fund Class P3	—	1,491,030	(413,952)	(10,815)	1,066,263	17,486	(14,956)	—
Voya Large Cap Growth Fund - Class R6	607,753	—	(572,646)	(35,107)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	1,145,713	(188,742)	24,997	981,968	—	31,585	—
Voya Large Cap Value Fund - Class R6	313,149	—	(312,776)	(373)	—	—	—	—
Voya Large Cap Value Fund Class P3	—	903,771	(384,756)	2,631	521,646	3,999	1,633	—
Voya MidCap Opportunities Fund - Class R6	180,293	—	(175,208)	(5,085)	—	—	—	—
Voya MidCap Opportunities Fund Class P3	—	352,663	(61,224)	1,307	292,746	—	3,179	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	412,977	—	(428,538)	15,561	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	1,036,009	(403,852)	(35,574)	596,583	—	(29,589)	—
Voya Multi-Manager International Equity Fund - Class I	521,126	—	(496,563)	(24,563)	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	1,050,215	(130,451)	(71,986)	847,778	—	19,832	—
Voya Multi-Manager International Factors Fund - Class I	518,319	—	(502,633)	(15,686)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	1,050,054	(135,642)	(67,798)	846,614	—	13,311	—
Voya Multi-Manager Mid Cap Value Fund - Class I	177,296	—	(175,904)	(1,392)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	350,836	(53,219)	(9,250)	288,367	—	(306)	—
Voya Short Term Bond Fund Class P3	—	131,131	(18,366)	(506)	112,259	1,223	(41)	—
Voya Small Company Fund - Class R6	145,528	—	(140,187)	(5,341)	—	—	—	—
Voya Small Company Fund Class P3	—	286,094	(48,090)	(7,344)	230,660	—	2,061	—
Voya U.S. High Dividend Low Volatility Fund - Class I	534,875	292,158	(817,657)	(9,376)	—	2,500	5,867	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	907,297	(61,442)	22,499	868,354	3,781	1,665	—
	$4,607,996	$9,949,655	$(7,242,450)	$(216,954)	$7,098,247	$42,334	$22,886	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $11,708,549.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$91,049
Gross Unrealized Depreciation	(347,688)
Net Unrealized Depreciation	$(256,639)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.6%
656	iShares 20+ Year Treasury Bond ETF	$75,656	1.0
2,406	iShares Core MSCI Emerging Markets ETF	119,025	1.5
3,736	iShares Core S&P 500 ETF	1,038,607	13.3
1,470	iShares Core U.S. Aggregate Bond ETF	154,174	2.0
2,822	iShares Russell 1000 Value ETF	348,461	4.4
1,871	iShares Russell Mid-Cap Growth ETF	234,305	3.0
1,060	Vanguard Global ex-U.S. Real Estate ETF	58,364	0.7
709	Vanguard Real Estate ETF	58,124	0.7
	Total Exchange-Traded Funds (Cost $2,066,869)	2,086,716	26.6
MUTUAL FUNDS: 73.3%
	Affiliated Investment Companies: 58.1%
23,619	Voya Floating Rate Fund Class P3	228,629	2.9
56,116	Voya Intermediate Bond Fund Class P3	542,078	6.9
16,038 (1)	Voya Large Cap Growth Fund Class P3	712,102	9.0
27,395	Voya Large Cap Value Fund Class P3	362,438	4.6
36,523 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	410,149	5.2
56,195 (1)	Voya Multi-Manager International Equity Fund Class P3	619,268	7.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
56,241 (1)	Voya Multi-Manager International Factors Fund Class P3	$541,035	6.9
21,178 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	242,066	3.1
7,966	Voya Short Term Bond Fund Class P3	76,875	1.0
14,399 (1)	Voya Small Company Fund Class P3	236,861	3.0
49,901	Voya U.S. High Dividend Low Volatility Fund Class P3	595,322	7.6
		4,566,823	58.1
	Unaffiliated Investment Companies: 15.2%
23,560	Credit Suisse Commodity Return Strategy Fund - Class I	110,734	1.4
33,747	TIAA-CREF International Equity Index Fund - Class I	621,623	7.9
14,916	TIAA-CREF S&P 500 Index Fund - Class I	463,887	5.9
		1,196,244	15.2
	Total Mutual Funds (Cost $5,981,192)	5,763,067	73.3
	Total Investments in Securities (Cost $8,048,061)	$7,849,783	99.9
	Assets in Excess of Other Liabilities	7,222	0.1
	Net Assets	$7,857,005	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,086,716	$—	$—	$2,086,716
Mutual Funds	5,763,067	—	—	5,763,067
Total Investments, at fair value	$7,849,783	$—	$—	$7,849,783

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$143,312	$—	$(143,871)	$559	$—	$18	$—	$—
Voya Floating Rate Fund Class P3	—	297,465	(64,920)	(3,916)	228,629	5,971	(464)	—
Voya Global Real Estate Fund - Class R6	71,362	—	(76,529)	5,167	—	—	—	—
Voya Global Real Estate Fund - Class P3	—	132,973	(132,973)	—	—	941	(3,695)	—
Voya High Yield Bond Fund - Class R6	95,319	—	(97,238)	1,919	—	43	—	—
Voya High Yield Bond Fund - Class P3	—	164,951	(164,951)	—	—	872	(2,187)	—
Voya Intermediate Bond Fund - Class R6	335,533	—	(339,145)	3,612	—	88	—	—
Voya Intermediate Bond Fund Class P3	—	793,430	(245,644)	(5,708)	542,078	9,802	(6,668)	—
Voya Large-Cap Growth Fund - Class R6	437,646	—	(416,895)	(20,751)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	848,862	(151,955)	15,195	712,102	—	20,598	—
Voya Large Cap Value Fund - Class R6	214,454	—	(212,684)	(1,770)	—	—	—	—
Voya Large Cap Value Fund Class P3	—	655,808	(292,817)	(553)	362,438	3,065	3,717	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	286,637	—	(296,333)	9,696	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	720,755	(269,104)	(41,502)	410,149	—	(25,567)	—
Voya Multi-Manager International Equity Fund - Class I	378,092	—	(363,938)	(14,154)	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	787,831	(106,177)	(62,386)	619,268	—	12,454	—
Voya Multi-Manager International Factors Fund - Class I	329,119	—	(322,651)	(6,468)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	688,722	(97,391)	(50,296)	541,035	—	5,467	—
Voya Multi-Manager Mid Cap Value Fund - Class I	143,911	—	(140,533)	(3,378)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	436,882	(182,904)	(11,912)	242,066	—	3,630	—
Voya Short Term Bond Fund Class P3	—	90,625	(13,387)	(363)	76,875	905	(26)	—
Voya Small Company Fund - Class R6	148,100	—	(142,836)	(5,264)	—	—	—	—
Voya Small Company Fund Class P3	—	300,543	(52,577)	(11,105)	236,861	—	2,708	—
Voya U.S. High Dividend Low Volatility Fund - Class I	363,786	277,890	(634,976)	(6,700)	—	1,935	4,761	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	613,225	(31,749)	13,846	595,322	2,893	932	—
	$2,947,271	$6,809,962	$(4,994,178)	$(196,232)	$4,566,823	$26,533	$15,660	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $8,089,854.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$52,562
Gross Unrealized Depreciation	(292,633)
Net Unrealized Depreciation	$(240,071)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.6%
729	iShares 20+ Year Treasury Bond ETF	$84,076	0.9
3,562	iShares Core MSCI Emerging Markets ETF	176,212	2.0
4,151	iShares Core S&P 500 ETF	1,153,978	13.1
1,623	iShares Core U.S. Aggregate Bond ETF	170,220	1.9
4,178	iShares Russell 1000 Value ETF	515,899	5.9
2,424	iShares Russell Mid-Cap Growth ETF	303,558	3.4
1,177	Vanguard Global ex-U.S. Real Estate ETF	64,806	0.7
787	Vanguard Real Estate ETF	64,518	0.7
	Total Exchange-Traded Funds (Cost $2,493,468)	2,533,267	28.6
MUTUAL FUNDS: 71.2%
	Affiliated Investment Companies: 54.3%
15,514	Voya Floating Rate Fund Class P3	150,176	1.7
29,963	Voya Intermediate Bond Fund Class P3	289,446	3.3
20,076 (1)	Voya Large Cap Growth Fund Class P3	891,390	10.0
28,275	Voya Large Cap Value Fund Class P3	374,076	4.2
41,417 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	465,114	5.2
71,177 (1)	Voya Multi-Manager International Equity Fund Class P3	784,375	8.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
63,329 (1)	Voya Multi-Manager International Factors Fund Class P3	$609,228	6.9
28,201 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	322,333	3.6
16,217 (1)	Voya Small Company Fund Class P3	266,763	3.0
56,286	Voya U.S. High Dividend Low Volatility Fund Class P3	671,493	7.6
		4,824,394	54.3
	Unaffiliated Investment Companies: 16.9%
26,165	Credit Suisse Commodity Return Strategy Fund - Class I	122,976	1.4
38,046	TIAA-CREF International Equity Index Fund - Class I	700,811	7.9
21,678	TIAA-CREF S&P 500 Index Fund - Class I	674,176	7.6
		1,497,963	16.9
	Total Mutual Funds (Cost $6,520,094)	6,322,357	71.2
	Total Investments in Securities (Cost $9,013,562)	$8,855,624	99.8
	Assets in Excess of Other Liabilities	16,746	0.2
	Net Assets	$8,872,370	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,533,267	$—	$—	$2,533,267
Mutual Funds	6,322,357	—	—	6,322,357
Total Investments, at fair value	$8,855,624	$—	$—	$8,855,624

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$82,565	$—	$(82,716)	$151	$—	$11	$—	$—
Voya Floating Rate Fund Class P3	—	184,532	(31,836)	(2,520)	150,176	3,712	(112)	—
Voya Global Real Estate Fund - Class R6	70,420	—	(76,926)	6,506	—	—	—	—
Voya Global Real Estate Fund - Class P3	—	137,401	(137,401)	—	—	963	(4,973)	—
Voya Intermediate Bond Fund - Class R6	201,188	—	(205,063)	3,875	—	32	—	—
Voya Intermediate Bond Fund Class P3	—	461,441	(169,151)	(2,844)	289,446	5,466	(5,885)	—
Voya Large-Cap Growth Fund - Class R6	480,540	—	(439,348)	(41,192)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	981,711	(117,828)	27,507	891,390	—	30,897	—
Voya Large Cap Value Fund - Class R6	205,605	—	(204,084)	(1,521)	—	—	—	—
Voya Large Cap Value Fund Class P3	—	755,930	(383,130)	1,276	374,076	2,875	2,206	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	328,074	—	(329,816)	1,742	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	877,614	(371,795)	(40,705)	465,114	—	(27,745)	—
Voya Multi-Manager International Equity Fund - Class I	419,888	—	(393,397)	(26,491)	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	926,088	(78,402)	(63,311)	784,375	—	14,399	—
Voya Multi-Manager International Factors Fund - Class I	324,897	—	(310,966)	(13,931)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	719,754	(61,806)	(48,720)	609,228	—	9,443	—
Voya Multi-Manager Mid Cap Value Fund - Class I	177,011	—	(173,950)	(3,061)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	561,231	(225,460)	(13,438)	322,333	—	2,396	—
Voya Small Company Fund - Class R6	146,572	—	(141,150)	(5,422)	—	—	—	—
Voya Small Company Fund Class P3	—	318,345	(40,421)	(11,161)	266,763	—	2,401	—
Voya U.S. High Dividend Low Volatility Fund - Class I	359,210	296,822	(649,470)	(6,562)	—	1,980	3,868	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	679,858	(24,794)	16,429	671,493	3,082	656	—
	$2,795,970	$6,900,727	$(4,648,910)	$(223,393)	$4,824,394	$18,121	$27,551	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $9,050,921.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$89,777
Gross Unrealized Depreciation	(285,074)
Net Unrealized Depreciation	$(195,297)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.3%
483	iShares 20+ Year Treasury Bond ETF	$55,704	1.0
2,360	iShares Core MSCI Emerging Markets ETF	116,749	2.0
2,753	iShares Core S&P 500 ETF	765,334	13.4
1,068	iShares Core U.S. Aggregate Bond ETF	112,012	2.0
2,768	iShares Russell 1000 Value ETF	341,793	6.0
1,606	iShares Russell Mid-Cap Growth ETF	201,119	3.5
780	Vanguard Global ex-U.S. Real Estate ETF	42,947	0.7
521	Vanguard Real Estate ETF	42,712	0.7
	Total Exchange-Traded Funds (Cost $1,665,300)	1,678,370	29.3
MUTUAL FUNDS: 70.6%
	Affiliated Investment Companies: 53.6%
17,535	Voya Intermediate Bond Fund Class P3	169,384	3.0
12,957 (1)	Voya Large Cap Growth Fund Class P3	575,295	10.1
17,599	Voya Large Cap Value Fund Class P3	232,829	4.1
29,136 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	327,201	5.7
51,061 (1)	Voya Multi-Manager International Equity Fund Class P3	562,694	9.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
40,889 (1)	Voya Multi-Manager International Factors Fund Class P3	$393,352	6.9
17,767 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	203,074	3.5
10,469 (1)	Voya Small Company Fund Class P3	172,218	3.0
36,246	Voya U.S. High Dividend Low Volatility Fund Class P3	432,414	7.5
		3,068,461	53.6
	Unaffiliated Investment Companies: 17.0%
17,327	Credit Suisse Commodity Return Strategy Fund - Class I	81,437	1.4
24,510	TIAA-CREF International Equity Index Fund - Class I	451,468	7.9
14,183	TIAA-CREF S&P 500 Index Fund - Class I	441,076	7.7
		973,981	17.0
	Total Mutual Funds (Cost $4,235,063)	4,042,442	70.6
	Total Investments in Securities (Cost $5,900,363)	$5,720,812	99.9
	Assets in Excess of Other Liabilities	6,692	0.1
	Net Assets	$5,727,504	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,678,370	$—	$—	$1,678,370
Mutual Funds	4,042,442	—	—	4,042,442
Total Investments, at fair value	$5,720,812	$—	$—	$5,720,812

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$56,455	$—	$(61,452)	$4,997	$—	$—	$—	$—
Voya Global Real Estate Fund - Class P3	—	105,358	(105,358)	—	—	697	(3,819)	—
Voya Intermediate Bond Fund - Class R6	151,902	—	(154,763)	2,861	—	40	—	—
Voya Intermediate Bond Fund Class P3	—	317,669	(146,548)	(1,737)	169,384	3,626	(4,428)	—
Voya Large-Cap Growth Fund - Class R6	384,765	—	(352,990)	(31,775)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	704,066	(139,003)	10,232	575,295	—	32,499	—
Voya Large Cap Value Fund - Class R6	150,448	—	(149,318)	(1,130)	—	—	—	—
Voya Large Cap Value Fund Class P3	—	539,346	(304,195)	(2,322)	232,829	2,052	2,537	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	284,062	—	(288,335)	4,273	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	677,784	(318,051)	(32,532)	327,201	—	(24,687)	—
Voya Multi-Manager International Equity Fund - Class I	373,679	—	(355,068)	(18,611)	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	744,684	(120,938)	(61,052)	562,694	—	18,721	—
Voya Multi-Manager International Factors Fund - Class I	260,350	—	(252,306)	(8,044)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	519,724	(87,434)	(38,938)	393,352	—	7,950	—
Voya Multi-Manager Mid Cap Value Fund - Class I	133,330	—	(131,432)	(1,898)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	397,665	(182,173)	(12,418)	203,074	—	2,615	—
Voya Small Company Fund - Class R6	117,285	—	(113,093)	(4,192)	—	—	—	—
Voya Small Company Fund Class P3	—	229,243	(47,613)	(9,412)	172,218	—	2,767	—
Voya U.S. High Dividend Low Volatility Fund - Class I	287,589	218,744	(501,472)	(4,861)	—	1,435	4,693	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	444,609	(20,299)	8,104	432,414	2,170	526	—
	$2,199,865	$4,898,892	$(3,831,841)	$(198,455)	$3,068,461	$10,020	$39,374	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $5,938,027.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$35,268
Gross Unrealized Depreciation	(252,483)
Net Unrealized Depreciation	$(217,215)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.2%
375	iShares 20+ Year Treasury Bond ETF	$43,249	1.0
1,832	iShares Core MSCI Emerging Markets ETF	90,629	2.0
2,135	iShares Core S&P 500 ETF	593,529	13.4
834	iShares Core U.S. Aggregate Bond ETF	87,470	2.0
2,148	iShares Russell 1000 Value ETF	265,235	5.9
1,246	iShares Russell Mid-Cap Growth ETF	156,037	3.5
605	Vanguard Global ex-U.S. Real Estate ETF	33,311	0.7
405	Vanguard Real Estate ETF	33,202	0.7
	Total Exchange-Traded Funds (Cost $1,263,811)	1,302,662	29.2
MUTUAL FUNDS: 70.6%
	Affiliated Investment Companies: 53.5%
13,668	Voya Intermediate Bond Fund Class P3	132,032	3.0
10,096 (1)	Voya Large Cap Growth Fund Class P3	448,266	9.9
13,793	Voya Large Cap Value Fund Class P3	182,480	4.1
22,740 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	255,368	5.7
39,785 (1)	Voya Multi-Manager International Equity Fund Class P3	438,436	9.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
31,860 (1)	Voya Multi-Manager International Factors Fund Class P3	$306,497	6.9
13,895 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	158,820	3.6
8,158 (1)	Voya Small Company Fund Class P3	134,192	3.0
28,256	Voya U.S. High Dividend Low Volatility Fund Class P3	337,099	7.5
		2,393,190	53.5
	Unaffiliated Investment Companies: 17.1%
13,451	Credit Suisse Commodity Return Strategy Fund - Class I	63,222	1.4
19,104	TIAA-CREF International Equity Index Fund - Class I	351,889	7.9
11,151	TIAA-CREF S&P 500 Index Fund - Class I	346,804	7.8
		761,915	17.1
	Total Mutual Funds (Cost $3,218,166)	3,155,105	70.6
	Total Investments in Securities (Cost $4,481,977)	$4,457,767	99.8
	Assets in Excess of Other Liabilities	10,129	0.2
	Net Assets	$4,467,896	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,302,662	$—	$—	$1,302,662
Mutual Funds	3,155,105	—	—	3,155,105
Total Investments, at fair value	$4,457,767	$—	$—	$4,457,767

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$47,943	$—	$(52,861)	$4,918	$—	$—	$—	$—
Voya Global Real Estate Fund - Class P3	—	70,455	(70,455)	—	—	476	(3,948)	—
Voya Intermediate Bond Fund - Class R6	128,926	—	(131,420)	2,494	—	34	—	—
Voya Intermediate Bond Fund Class P3	—	209,336	(74,969)	(2,335)	132,032	2,708	(2,720)	—
Voya Large-Cap Growth Fund - Class R6	327,166	—	(290,286)	(36,880)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	456,423	(41,787)	33,630	448,266	—	14,253	—
Voya Large Cap Value Fund - Class R6	127,385	—	(125,974)	(1,411)	—	—	—	—
Voya Large Cap Value Fund Class P3	—	291,728	(109,165)	(83)	182,480	1,527	2,594	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	236,617	—	(229,638)	(6,979)	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	415,229	(132,154)	(27,707)	255,368	—	(2,084)	—
Voya Multi-Manager International Equity Fund - Class I	317,489	—	(293,201)	(24,288)	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	486,643	(24,489)	(23,718)	438,436	—	4,459	—
Voya Multi-Manager International Factors Fund - Class I	221,156	—	(209,427)	(11,729)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	342,198	(17,383)	(18,318)	306,497	—	2,551	—
Voya Multi-Manager Mid Cap Value Fund - Class I	117,573	—	(115,486)	(2,087)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	230,446	(65,921)	(5,705)	158,820	—	231	—
Voya Small Company Fund - Class R6	99,781	—	(96,019)	(3,762)	—	—	—	—
Voya Small Company Fund Class P3	—	153,887	(15,149)	(4,546)	134,192	—	940	—
Voya U.S. High Dividend Low Volatility Fund - Class I	244,460	92,511	(332,504)	(4,467)	—	980	1,608	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	338,239	(12,015)	10,875	337,099	1,675	270	—
	$1,868,496	$3,087,095	$(2,440,303)	$(122,098)	$2,393,190	$7,400	$18,154	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $4,493,341.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$86,090
Gross Unrealized Depreciation	(121,664)
Net Unrealized Depreciation	$(35,574)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.3%
209	iShares 20+ Year Treasury Bond ETF	$24,104	1.0
1,022	iShares Core MSCI Emerging Markets ETF	50,558	2.0
1,192	iShares Core S&P 500 ETF	331,376	13.4
462	iShares Core U.S. Aggregate Bond ETF	48,454	2.0
1,198	iShares Russell 1000 Value ETF	147,929	6.0
695	iShares Russell Mid-Cap Growth ETF	87,035	3.5
338	Vanguard Global ex-U.S. Real Estate ETF	18,610	0.7
226	Vanguard Real Estate ETF	18,528	0.7
	Total Exchange-Traded Funds (Cost $688,947)	726,594	29.3
MUTUAL FUNDS: 70.6%
	Affiliated Investment Companies: 53.6%
7,590	Voya Intermediate Bond Fund Class P3	73,321	3.0
5,606 (1)	Voya Large Cap Growth Fund Class P3	248,914	10.0
7,607	Voya Large Cap Value Fund Class P3	100,641	4.1
12,606 (1)	Voya Multi-Manager Emerging Markets Equity Fund Class P3	141,566	5.7
22,093 (1)	Voya Multi-Manager International Equity Fund Class P3	243,463	9.8
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
17,692 (1)	Voya Multi-Manager International Factors Fund Class P3	$170,195	6.9
7,682 (1)	Voya Multi-Manager Mid Cap Value Fund Class P3	87,803	3.5
4,530 (1)	Voya Small Company Fund Class P3	74,517	3.0
15,683	Voya U.S. High Dividend Low Volatility Fund Class P3	187,094	7.6
		1,327,514	53.6
	Unaffiliated Investment Companies: 17.0%
7,503	Credit Suisse Commodity Return Strategy Fund - Class I	35,266	1.4
10,603	TIAA-CREF International Equity Index Fund - Class I	195,315	7.9
6,125	TIAA-CREF S&P 500 Index Fund - Class I	190,496	7.7
		421,077	17.0
	Total Mutual Funds (Cost $1,767,769)	1,748,591	70.6
	Total Investments in Securities (Cost $2,456,716)	$2,475,185	99.9
	Assets in Excess of Other Liabilities	2,593	0.1
	Net Assets	$2,477,778	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$726,594	$—	$—	$726,594
Mutual Funds	1,748,591	—	—	1,748,591
Total Investments, at fair value	$2,475,185	$—	$—	$2,475,185

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of November 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$29,834	$—	$(33,238)	$3,404	$—	$—	$—	$—
Voya Global Real Estate Fund - Class P3	—	39,452	(39,452)	—	—	268	(2,858)	—
Voya Intermediate Bond Fund - Class R6	80,227	—	(81,689)	1,462	—	(21)	—	—
Voya Intermediate Bond Fund Class P3	—	115,227	(40,253)	(1,653)	73,321	1,581	(1,294)	—
Voya Large-Cap Growth Fund - Class R6	203,427	—	(177,822)	(25,605)	—	—	—	—
Voya Large Cap Growth Fund Class P3	—	246,629	(22,669)	24,954	248,914	—	7,569	—
Voya Large Cap Value Fund - Class R6	80,294	—	(80,897)	603	—	—	—	—
Voya Large Cap Value Fund Class P3	—	149,313	(48,871)	199	100,641	848	(447)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	148,361	—	(137,360)	(11,001)	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund Class P3	—	210,681	(52,266)	(16,849)	141,566	—	6,608	—
Voya Multi-Manager International Equity Fund - Class I	197,483	—	(179,872)	(17,611)	—	—	—	—
Voya Multi-Manager International Equity Fund Class P3	—	264,462	(12,449)	(8,550)	243,463	—	1,618	—
Voya Multi-Manager International Factors Fund - Class I	137,585	—	(128,700)	(8,885)	—	—	—	—
Voya Multi-Manager International Factors Fund Class P3	—	186,494	(8,751)	(7,548)	170,195	—	888	—
Voya Multi-Manager Mid Cap Value Fund - Class I	74,368	—	(73,525)	(843)	—	—	—	—
Voya Multi-Manager Mid Cap Value Fund Class P3	—	120,778	(29,815)	(3,160)	87,803	—	(508)	—
Voya Small Company Fund - Class R6	62,020	—	(59,726)	(2,294)	—	—	—	—
Voya Small Company Fund Class P3	—	84,964	(8,327)	(2,120)	74,517	—	289	—
Voya U.S. High Dividend Low Volatility Fund - Class I	151,994	29,691	(179,002)	(2,683)	—	552	656	—
Voya U.S. High Dividend Low Volatility Fund Class P3	—	190,869	(10,431)	6,656	187,094	934	188	—
	$1,165,593	$1,638,560	$(1,405,115)	$(71,524)	$1,327,514	$4,162	$12,709	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $2,460,775.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$71,054
Gross Unrealized Depreciation	(56,644)
Net Unrealized Appreciation	$14,410

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
169172            (1118-012319)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 6, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 6, 2019